UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08927

CREDIT SUISSE GLOBAL HIGH YIELD FUND, INC.
(Exact name of registrant as specified in charter)

466 Lexington Avenue, New York, New York			10017-3140
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse Global High Yield Fund, Inc. 466 Lexington Avenue New York, New York 10017-3140
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2006 to June 30, 2006

Item 1. Reports to Stockholders.

CREDIT SUISSE
INSTITUTIONAL FUNDS

Semiannual Report

June 30, 2006

(unaudited)

■  CREDIT SUISSE INSTITUTIONAL
  FIXED INCOME FUND

■  CREDIT SUISSE
  GLOBAL HIGH YIELD FUND

The Funds' investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Funds, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Institutional Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Institutional Funds are advised by Credit Suisse Asset Management, LLC.

The views of the Funds' management are as of the date of the letters and the Fund holdings described in this document are as of June 30, 2006; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Institutional Fixed Income Fund

Semiannual Investment Adviser's Report

June 30, 2006 (unaudited)

July 21, 2006

Dear Shareholder:

For the six months ended June 30, 2006, Credit Suisse Institutional Fixed Income Fund1 had a decline of 0.38%, versus a decline of 0.72% for the Lehman Brothers US Aggregate Bond Index.2

Market Overview: Rates continue to rise

The period was a modestly negative one for the bond market in terms of total return, as the Federal Reserve continued its campaign to raise rates in small but steady increments. The federal funds rate rose to 5.25% by the end of June 2006, up from 4.25% at the start of the period and 1.00% in June 2004.

The economy continued its growth trajectory despite the increase in interest rates, along with persistently high energy costs. First quarter 2006 Gross Domestic Product rose at its highest quarterly rate in more than two years. Inflation, though, began to trend beyond the upper range of the Federal Reserve's informal 1% to 2% "comfort zone," as measured by personal consumption expenditures. Bonds (and stocks) nonetheless ended the period on a positive note, after the Federal Reserve hinted that an end to its monetary tightening cycle might be relatively near.

Strategic Review: Focus on issuer fundamentals

The Fund outperformed its benchmark, which we attribute in part to our generally cautious approach to interest-rate risk, staying neutral to short with regard to the Fund's duration. The Fund's allocation to high-yield debt (about 9% of the Fund's assets as of June 30, 2006) was also beneficial, as high yield bonds, which are typically less sensitive to interest rates, outperformed investment-grade bonds.

In terms of portfolio adjustments, we ended the period with a neutral duration stance compared with the benchmark. This reflects our view that the interest-rate outlook has become less threatening to bonds, with the Federal Reserve potentially close to ending its monetary tightening campaign. That said, we will continue to monitor inflation trends carefully and will adjust our strategy as we deem appropriate.

We made no major changes to the Fund's sector allocation, though we did increase the degree of our overweighting in mortgage-backed securities (MBS) in the period. We view MBS as attractive for the added yield these bonds offer over corporate issues, and believe that their total returns could benefit from a relatively stable interest-rate environment in the second half of 2006. We remain

Credit Suisse Institutional Fixed Income Fund

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

underweight in investment-grade securities, based in part on our concerns over corporate strategies (e.g., stock buybacks and LBO activity) that could favor equity holders over bond investors. This trend in our view could counter positive factors for corporate bonds, namely possible continued economic and profit growth along with reduced corporate bond issuance.

The Credit Suisse Fixed Income Management Team

Sheila Huang

Martha Metcalf

Kam Poon

Ryan Widener

Fixed income investing entails credit risks and interest rate risks. Typically, when interest rates rise, the market value of fixed income securities generally declines and the share price of the Fund can fall.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Institutional Fixed Income Fund

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Average Annual Returns as of June 30, 20061

1 Year	5 Years	10 Years	Since Inception	Inception Date
(0.58)%	3.59%	5.57%	5.79%	3/31/94

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The Lehman Brothers US Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index. The Lehman Brothers US Aggregate Bond Index includes US Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's Investors Service, the Standard & Poor's Division of The McGraw-Hill Companies, Inc., or Fitch IBCA Inc. Investors cannot invest directly in an index.

Credit Suisse Institutional Fixed Income Fund

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2006.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Institutional Fixed Income Fund

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended June 30, 2006

Actual Fund Return
Beginning Account Value 1/1/06	$1,000.00
Ending Account Value 6/30/06	$996.20
Expenses Paid per $1,000*	$2.23
Hypothetical 5% Fund Return
Beginning Account Value 1/1/06	$1,000.00
Ending Account Value 6/30/06	$1,022.56
Expenses Paid per $1,000*	$2.26
Annualized Expense Ratios*	0.45%

*  Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Institutional Fixed Income Fund

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Credit Quality Breakdown*
Ratings S&P
AAA	63.3%
AA	1.6%
A	8.6%
BBB	10.1%
BB	4.8%
B	4.1%
CCC	1.9%
NR	0.3%
Subtotal	94.7%
Short-Term Investments	5.3%
Total	100.0%

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Credit Suisse Global High Yield Fund

Semiannual Investment Adviser's Report

June 30, 2006 (unaudited)

July 21, 2006

Dear Shareholder:

For the six months ended June 30, 2006, Credit Suisse Global High Yield Fund1 had a gain of 2.45%, versus an increase of 2.64% for the Merrill Lynch Global High Yield Constrained Index.2

Market overview

The High Yield market began the year on a robust tone, posting four consecutive positive monthly returns. This was followed by higher volatility and lackluster returns during the months of May and June as investors grew increasingly concerned about higher interest rates and the pace of economic growth. Low-rated securities outperformed the broader market, returning 7.13%, while the more interest-rate sensitive BB rated securities underperformed, returning about 0.58%. The average yield spread between high yield bonds and Treasury securities narrowed 26 basis points, ending the period at 333 basis points.

The majority of sectors posted positive returns, with Autos, Airlines, Buildings Materials and Theaters leading the way. Sectors producing negative returns were Energy-Exploration & Production, Building & Construction, and Health Services. Credit fundamentals continued to be supportive of the high yield market, although the best of the credit cycle does appear to be behind us. Both default rates and the distressed ratio (a leading indicator for future default rates) continue to be near 10-year lows, coming in at 1.78% and 2.9%, respectively. Corporate balance sheets are strong but we expect growth to be slower in the year ahead.

The technical environment had been positive for most of the year but more recently has been strained as several large new issues priced in the High Yield market. These include $2 billion in new issuance from Nortel Networks (0.2% of the Fund's net assets as of June 30, 2006), $2.5 billion from Windstream Corp. (0.3% of the Fund's net assets as of June 30, 2006) and almost $3 billion from Intelsat (0.6% of the Fund's net assets as of June 30, 2006). We view this to be temporary pressure on the market and expect that once these deals are digested, market technicals will stabilize as cash from coupon and bond redemptions continue to outpace supply.

Strategic Review

The Fund's performance benefited from an underweight in the more interest rate sensitive BB rated securities but the Fund slightly underperformed its benchmark. The Fund's overweight in higher yielding securities provided a positive contribution to return as well. Strong security selection plus good sector allocation in the Consumer-Products, Cable, Packaging, Support-Services and

Credit Suisse Global High Yield Fund

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Theater sectors also contributed to performance. Security selection in Autos, Airlines and Health Services detracted from returns.

Outlook and strategy

We are constructive on the High Yield market near term given a solid fundamental backdrop, improving market technicals and relatively high current yields. Even with an expected increase in default rates to 2.8% in the coming year, forecasted spreads indicate only a modest widening. That being said, dispersion is on the rise and credit selectivity will be an important driver of returns going forward.

At the sector level, we remain cautious toward consumer-oriented sectors but constructive on corporate spending and the commercial cycle broadly. In addition, we continue to take profits in Wireless and have been decreasing exposure in Packaging given the potential for hurricane-related volatility in that industry.

The Credit Suisse High Yield Management Team

Martha Metcalf

Wing Chan

High-yield bonds are lower-quality bonds also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Global High Yield Fund

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Average Annual Returns as of June 30, 20061

1 Year	5 Years	10 Years	Since Inception	Inception Date
5.87%	8.33%	5.63%	6.82%	2/26/93

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The Merrill Lynch Global High Yield Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating; any individual issuer is capped at 2%. Index performance began on January 1, 1998. Investors cannot invest directly in an index. In order to ensure that the index that the Fund is benchmarked against is best aligned with the Fund's emphasis on diversification, this index replaced the Merrill Lynch Global High Yield Index on February 28, 2006, which tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating.

Credit Suisse Global High Yield Fund

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2006.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Global High Yield Fund

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended June 30, 2006

Actual Fund Return
Beginning Account Value 1/1/06	$1,000.00
Ending Account Value 6/30/06	$1,024.50
Expenses Paid per $1,000*	$3.51
Hypothetical 5% Fund Return
Beginning Account Value 1/1/06	$1,000.00
Ending Account Value 6/30/06	$1,021.32
Expenses Paid per $1,000*	$3.51
Annualized Expense Ratios*	0.70%

*  Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Global High Yield Fund

Semiannual Investment Adviser's Report (continued)

June 30, 2006 (unaudited)

Credit Quality Breakdown*
Ratings S&P
A	0.2%
BBB	1.0%
BB	19.8%
B	50.8%
CCC	17.7%
NR	0.8%
Subtotal	90.3%
Short-Term Investment	9.7%
Total	100.0%

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Credit Suisse Institutional Fixed Income Fund

Schedule of Investments

June 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (24.6%)
Advertising (0.2%)
$280	R. H. Donnelley Corp., Rule 144A, Senior Discount Notes (Callable 01/15/09 @ $103.44)‡	(B , Caa1)	01/15/13	6.875	$259,000
Aerospace & Defense (0.5%)
585	Goodrich Corp., Rule 144A, Notes‡	(BBB , Baa3)	07/01/16	6.290	582,609
Apparel (0.3%)
280	Levi Strauss & Co., Global Senior Notes (Callable 12/15/07 @ $106.12)	(B- , B3)	12/15/12	12.250	310,800
Automobile Manufacturers (0.9%)
1,025	DaimlerChrysler North America Holding Corp., Global Company Guaranteed Notes	(BBB , A3)	03/15/11	5.875	1,009,261
Banks (0.9%)
460	Bank of America Corp., Global Notes§	(AA- , Aa2)	10/01/10	4.250	436,647
160	Bank of America Corp., Rule 144A, Company Guaranteed Notes (Callable 12/31/06 @ $104.04)‡	(A , Aa3)	12/31/26	8.070	167,813
425	USB Capital IX, Company Guaranteed Notes (Callable 04/15/11 @ $100.00)#	(A , Aa3)	03/29/49	6.189	416,026
					1,020,486
Chemicals (0.5%)
265	Equistar Chemicals LP, Notes	(BB- , B1)	02/15/09	8.750	274,938
270	PolyOne Corp., Global Company Guaranteed Notes (Callable 05/15/07 @ $105.31)§	(B+ , B3)	05/15/10	10.625	291,600
					566,538
Commercial Services (0.3%)
335	Cendant Corp., Units	(BBB+ , Baa1)	08/17/06	4.890	333,991
Computers (0.3%)
280	SunGard Data Systems, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/09 @ $104.56)‡	(B- , B3)	08/15/13	9.125	291,900
Diversified Financials (5.3%)
110	Ameriprise Financial, Inc., Junior Subordinated Notes (Callable 06/01/16 @ $100.00)#	(BBB , Baa2)	06/01/66	7.518	110,858
505	Ameriprise Financial, Inc., Senior Unsecured Notes	(A- , A3)	11/15/10	5.350	495,624
255	BCP Crystal Holdings Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.81)	(B , B3)	06/15/14	9.625	277,950
280	Ford Motor Credit Co., Notes	(B+ , Ba2)	06/16/08	6.625	266,621
1,270	General Electric Capital Corp., Series MTNA, Global Notes	(AAA , Aaa)	06/15/12	6.000	1,286,180
150	General Motors Acceptance Corp., Global Notes	(BB , Ba1)	05/15/09	5.625	142,766
155	General Motors Acceptance Corp., Global Notes§	(BB , Ba1)	12/01/14	6.750	144,191
475	Goldman Sachs Group, Inc., Global Notes	(A+ , Aa3)	01/15/15	5.125	444,817

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Fixed Income Fund

Schedule of Investments (continued)

June 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Diversified Financials
$600	HSBC Finance Capital Trust IX, Notes (Callable 11/30/15 @ $100.00)#	(A , A1)	11/30/35	5.911	$573,601
160	JPMorgan Chase & Co., Global Notes§	(A+ , Aa3)	03/01/15	4.750	146,894
225	Morgan Stanley, Global Subordinated Notes	(A , A1)	04/01/14	4.750	206,610
515	OMX Timber Finance Investment LLC, Rule 144A, Company Guaranteed Notes (Callable 10/31/19 @ $100.00)#‡	(A+ , Aa3)	01/29/20	5.420	480,802
345	Residential Capital Corp., Company Guaranteed Notes	(BBB- , Baa3)	11/21/08	6.125	341,187
295	Residential Capital Corp., Company Guaranteed Notes	(BBB- , Baa3)	02/22/11	6.000	286,131
235	UCAR Finance, Inc., Global Company Guaranteed Notes (Callable 02/15/07 @ $105.13)	(B- , B2)	02/15/12	10.250	249,100
600	Wachovia Capital Trust III, Bank Guaranteed Notes (Callable 03/15/11 @ $100.00)#	(A- , A2)	03/15/42	5.800	582,829
					6,036,161
Electric (1.8%)
275	AES Corp., Senior Notes	(B , B1)	06/15/08	8.750	285,312
200	Constellation Energy Group, Inc., Notes	(BBB , Baa1)	04/01/07	6.350	200,805
300	Dominion Resources, Inc., Series A, Notes	(BBB+ , Baa2)	11/15/06	3.660	297,779
450	FPL Group Capital, Inc., Notes	(A- , A2)	02/16/07	4.086	445,639
275	PacifiCorp, First Mortgage Notes	(A- , A3)	11/15/11	6.900	289,574
565	TXU Corp., Global Senior Notes	(BB+ , Ba1)	11/15/14	5.550	515,289
					2,034,398
Entertainment (0.4%)
125	AMC Entertainment, Inc., Senior Subordinated Notes (Callable 02/01/07 @ $100.00)§	(CCC+ , B3)	02/01/11	9.500	123,438
300	Six Flags, Inc., Global Senior Notes (Callable 04/15/08 @ $104.88)§	(CCC , Caa1)	04/15/13	9.750	277,125
					400,563
Food (0.2%)
250	Smithfield Foods, Inc., Series B, Global Senior Notes	(BB , Ba2)	10/15/09	8.000	253,750
Healthcare Services (0.2%)
245	WellPoint, Inc., Global Unsecured Notes	(BBB+ , Baa1)	01/15/11	5.000	236,208
Household Products (0.2%)
220	Playtex Products, Inc., Global Company Guaranteed Notes (Callable 09/07/06 @ $104.69)§	(CCC+ , Caa1)	06/01/11	9.375	230,175
Insurance (1.9%)
485	American International Group, Inc., Global Notes	(AA , Aa2)	05/15/13	4.250	441,515
580	Berkshire Hathaway Finance Corp., Global Company Guaranteed Notes	(AAA , Aaa)	01/15/10	4.125	552,247

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Fixed Income Fund

Schedule of Investments (continued)

June 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Insurance
$175	Florida Windstorm Underwriting Association, Rule 144A, Senior Notes‡	(A- , A3)	08/25/07	6.850	$176,020
355	Lincoln National Corp., Bonds (Callable 05/17/16 @ $100.00)#	(A- , Baa2)	05/17/66	7.000	352,866
450	Nationwide Mutual Insurance Co., Rule 144A, Bonds (Callable 04/15/14 @ $100.00)‡	(A- , A2)	04/15/34	6.600	424,104
175	Progressive Corp., Senior Notes§	(A+ , A1)	12/01/32	6.250	173,313
					2,120,065
Investment Company (0.2%)
275	Frank Russell Co., Rule 144A, Company Guaranteed Notes‡	(AAA , Aa1)	01/15/09	5.625	274,938
Lodging (0.9%)
230	Inn of the Mountain Gods, Global Senior Notes (Callable 11/15/07 @ $106.00)	(B , B3)	11/15/10	12.000	245,525
250	Majestic Star Casino LLC, Company Guaranteed Notes (Callable 10/15/07 @ $104.75)	(BB- , B2)	10/15/10	9.500	263,125
250	MGM Mirage, Inc., Rule 144A, Senior Notes‡	(BB , Ba2)	04/01/13	6.750	239,688
275	Resorts International Hotel & Casino, Inc., Global Company Guaranteed Notes (Callable 03/15/07 @ $106.00)	(B , B2)	03/15/09	11.500	298,375
					1,046,713
Machinery (0.3%)
300	Case New Holland, Inc., Global Company Guaranteed Notes	(BB- , Ba3)	06/01/09	6.000	293,250
Media (2.8%)
240	CCO Holdings LLC, Global Senior Notes (Callable 11/15/08 @ $104.38)§	(CCC- , B3)	11/15/13	8.750	235,200
520	Comcast Cable Communications Holdings, Inc., Global Company Guaranteed Notes	(BBB+ , Baa2)	03/15/13	8.375	578,282
485	Comcast Corp., Company Guaranteed Notes	(BBB+ , Baa2)	06/15/16	4.950	433,048
280	Cox Communications, Inc., Global Notes	(BBB- , Baa3)	12/15/14	5.450	259,314
250	CSC Holdings, Inc., Senior Notes	(B+ , B2)	07/15/08	7.250	251,562
270	EchoStar DBS Corp., Global Senior Notes	(BB- , Ba3)	10/01/08	5.750	264,600
270	Gray Television, Inc., Global Company Guaranteed Notes (Callable 12/15/06 @ $104.63)	(B- , Ba3)	12/15/11	9.250	282,150
230	Houghton Mifflin Co., Global Senior Subordinated Notes (Callable 02/01/08 @ $104.94)	(CCC+ , Caa1)	02/01/13	9.875	239,775
215	Sinclair Broadcast Group, Inc., Global Company Guaranteed Notes (Callable 03/15/07 @ $104.00)	(B , B2)	03/15/12	8.000	219,300
225	Time Warner, Inc., Global Company Guaranteed Notes	(BBB+ , Baa2)	05/01/32	7.700	245,258

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Fixed Income Fund

Schedule of Investments (continued)

June 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Media
$135	Viacom, Inc., Rule 144A, Senior Notes‡	(BBB , Baa3)	04/30/11	5.750	$132,737
					3,141,226
Office Equipment (0.2%)
275	Xerox Corp., Senior Unsecured Notes	(BB+ , Ba2)	03/15/16	6.400	260,906
Oil & Gas (1.3%)
420	Amerada Hess Corp., Notes	(BBB- , Ba1)	08/15/31	7.300	446,393
115	Enterprise Products Operating LP, Senior Notes	(BB+ , Baa3)	06/01/10	4.950	110,320
340	Enterprise Products Operating LP, Series B, Global Senior Notes	(BB+ , Baa3)	10/15/34	6.650	323,580
280	Pemex Project Funding Master Trust, Rule 144A, Company Guaranteed Notes#‡	(BBB , Baa1)	06/15/10	6.629	286,580
285	XTO Energy, Inc., Notes§	(BBB- , Baa3)	06/30/15	5.300	265,393
					1,432,266
Packaging & Containers (1.0%)
275	Berry Plastics Corp., Global Company Guaranteed Notes (Callable 07/15/07 @ $105.38)	(B- , B3)	07/15/12	10.750	299,062
265	Graham Packaging Company, Inc., Global Company Guaranteed Notes (Callable 10/15/08 @ $104.25)	(CCC+ , Caa1)	10/15/12	8.500	261,025
275	Owens-Brockway Glass Container, Inc., Global Secured Notes (Callable 11/15/07 @ $104.38)	(BB- , B1)	11/15/12	8.750	287,719
275	Smurfit-Stone Container Corp., Global Senior Notes	(CCC+ , B2)	02/01/08	9.250	287,375
					1,135,181
Pharmaceuticals (0.2%)
280	Bristol-Myers Squibb Co., Notes	(A+ , A1)	08/15/13	5.250	269,734
Pipelines (0.2%)
280	Sonat, Inc., Notes	(B , B2)	07/15/11	7.625	284,200
Real Estate (0.3%)
310	EOP Operating LP, Notes	(BBB , Baa2)	10/01/10	4.650	294,208
Retail (0.4%)
145	Home Depot, Inc., Global Senior Notes	(AA , Aa3)	03/01/16	5.400	139,251
280	United Auto Group, Inc., Global Company Guaranteed Notes (Callable 03/15/07 @ $104.81)	(B , B3)	03/15/12	9.625	294,000
					433,251
Savings & Loans (0.2%)
275	Washington Mutual Bank, Global Subordinated Notes	(A- , A3)	01/15/15	5.125	255,732
Telecommunications (2.6%)
410	AT&T, Inc., Global Notes	(A , A2)	09/15/34	6.150	377,475

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Fixed Income Fund

Schedule of Investments (continued)

June 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Telecommunications
$280	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06)	(CCC , B3)	06/15/13	10.125	$296,100
345	Embarq Corp., Notes	(BBB- , Baa3)	06/01/16	7.082	343,708
330	LCI International, Inc., Senior Notes	(NR , NR)	06/15/07	7.250	330,825
280	Level 3 Communications, Inc., Senior Notes (Callable 07/13/06 @ $100.00)	(CCC- , Caa3)	05/01/08	9.125	280,000
275	Motorola, Inc., Notes	(A- , Baa2)	11/16/07	4.608	271,131
250	Nextel Communications, Inc., Series E, Senior Notes (Callable 10/31/08 @ $103.44)	(A- , Baa2)	10/31/13	6.875	251,742
250	SBC Communications, Inc., Global Notes	(A , A2)	09/15/14	5.100	232,307
245	Sprint Capital Corp., Global Company Guaranteed Notes	(A- , Baa2)	03/15/32	8.750	296,289
325	Verizon Communications, Inc., Global Notes	(A , A3)	02/15/16	5.550	305,287
					2,984,864
Transportation (0.1%)
102	Horizon Lines LLC, Global Company Guaranteed Notes (Callable 11/01/08 @ $104.50)	(CCC+ , B3)	11/01/12	9.000	104,040
TOTAL CORPORATE BONDS (Cost $28,772,497)					27,896,414
ASSET BACKED SECURITIES (10.7%)
825	Asset Backed Funding Certificates, Series 2005-AQ1, Class A4#	(AAA , Aa)	06/25/35	5.010	790,711
410	Asset Backed Funding Certificates, Series 2005-AQ1, Class M1#	(AAA , Aaa)	06/25/35	5.240	388,802
1,105	CDC Mortgage Capital Trust, Series 2003-HE4, Class M2#	(A , A2)	03/25/34	6.973	1,125,697
415	CIT Group Home Equity Loan Trust, Series 2003-1, Class M1#	(AA , Aa2)	10/20/32	4.670	399,901
321	Contimortgage Home Equity Loan Trust, Series 1996-4, Class A8	(AAA , Aaa)	01/15/28	7.220	320,427
610	Countrywide Asset-Backed Certificates, Series 2005-4, Class MF2	(AA , Aa2)	10/25/35	5.136	586,301
1,160	First Franklin Mortgage Loan Asset Backed Certificates, Series 2003-FFH2, Class B#	(BB+ , Ba2)	02/25/34	6.900	1,155,729
172	Greenpoint Home Equity Loan Trust, Series 2003-1, Class A#	(AAA , Aaa)	04/15/29	5.469	172,489
1,380	GSAA Home Equity Trust, Series 2005-12, Class AF4#	(AAA , Aaa)	09/25/35	5.344	1,322,860
775	Master Asset Backed Securities Trust, Series 2004-OPT1, Class M7#	(BBB- , Ba1)	02/25/34	9.073	781,891
655	MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1	(BBB , Baa2)	07/15/14	6.800	685,908
750	Morgan Stanley ABS Capital I, Series 2003-HE3, Class M3#	(A- , A3)	10/25/33	7.323	761,271

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Fixed Income Fund

Schedule of Investments (continued)

June 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES
$585	Morgan Stanley ABS Capital I, Series 2004-NC3, Class B3#	(BBB- , Baa3)	03/25/34	8.323	$591,475
510	Park Place Securities, Inc., Rule 144A, Series 2004-WCW2, Class M10#‡	(BB+ , Ba1)	10/25/34	8.073	477,252
875	Park Place Securities, Inc., Rule 144A, Series 2004-WHQ2, Class M10#‡	(BB+ , Ba1)	02/25/35	7.823	797,617
690	Popular ABS Mortgage Pass-Through Trust, Series 2005-1, Class AF4#	(AAA , Aaa)	05/25/35	4.608	661,214
455	Securitized Asset Backed Receivables LLC, Series 2005-FR5, Class B4#	(BBB- , Ba1)	08/25/35	7.573	410,638
640	Soundview Home Equity Loan Trust, Series 2005-B, Class M8#	(BBB , Baa2)	05/25/35	6.704	637,018
17	Vanderbilt Mortgage Finance, Series 1998-C, Class 1B1	(BBB , Baa)	02/07/15	6.970	16,884
	TOTAL ASSET BACKED SECURITIES (Cost $12,189,375)				12,084,085
MORTGAGE BACKED SECURITIES (60.8%)
90,202	Bank of America Commercial Mortgage, Inc., Rule 144A, Series 2005-1, Class XW IO#‡	(AAA , Aaa)	11/10/42	0.161	431,736
885	Bank of America Commercial Mortgage, Inc., Series 2005-6, Class A4#	(AAA , Aaa)	09/10/47	5.354	846,198
1,705	Bank of America Commercial Mortgage, Inc., Series 2006-2, Class AM#	(AAA , Aaa)	05/10/45	5.776	1,695,191
2,356	Bank of America Funding Corp., Series 2006-E, Class 2A1#	(AAA , Aaa)	06/20/36	5.891	2,354,999
310	Bank of America Large Loan, Inc., Rule 144A, Series 2006-LAQ, Class K#‡	(BBB- , Baa3)	02/09/21	6.150	311,190
41,476	Bear Stearns Commercial Mortgage Securities, Inc., Rule 144A, Series 2003-PWR2, Class X1 IO#‡	(AAA , Aaa)	05/11/39	0.207	778,314
520	Bear Stearns Commercial Mortgage Securities, Inc., Rule 144A, Series 2005-LXR1, Class H#‡	(AAA , Aaa)	09/15/18	6.399	520,975
485	Countrywide Alternative Loan Trust, Series 2006-OA11, Class M9#	(BBB- , NR)	09/25/46	7.267	480,713
54	Fannie Mae Pool #077774	(AAA , Aaa)	01/01/10	10.000	56,739
1,032	Fannie Mae Pool #357739	(AAA , Aaa)	03/01/35	6.000	1,016,622
510	Fannie Mae Pool #713667	(AAA , Aaa)	07/01/33	5.000	479,100
1,141	Fannie Mae Pool #725231	(AAA , Aaa)	02/01/34	5.000	1,072,315
1,161	Fannie Mae Pool #733389	(AAA , Aaa)	08/01/33	5.000	1,090,852
1,321	Fannie Mae Pool #790724	(AAA , Aaa)	09/01/34	5.500	1,272,628
1,271	Fannie Mae Pool #797894^^	(AAA , Aaa)	04/01/35	5.000	1,191,853
2,477	Fannie Mae Pool #799947‡‡	(AAA , Aaa)	11/01/34	5.500	2,386,305
2,131	Fannie Mae Pool #801714^^	(AAA , Aaa)	10/01/34	5.000	1,997,756
1,531	Fannie Mae Pool #804293^^	(AAA , Aaa)	11/01/34	5.000	1,435,241
1,300	Fannie Mae Pool #826514	(AAA , Aaa)	07/01/35	6.000	1,280,729
3,350	Fannie Mae Pool #831465‡‡	(AAA , Aaa)	04/01/36	6.500	3,368,023
1,021	Fannie Mae Pool #849706	(AAA , Aaa)	06/01/35	6.000	1,008,275
2,375	Fannie Mae Pool #851037^^	(AAA , Aaa)	12/01/35	5.000	2,222,037

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Fixed Income Fund

Schedule of Investments (continued)

June 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
MORTGAGE BACKED SECURITIES
$2,760	Fannie Mae Pool #878492‡‡	(AAA , Aaa)	02/01/36	5.500	$2,650,164
1,805	Fannie Mae Pool #891477^^	(AAA , Aaa)	04/01/36	6.500	1,822,455
1	Federal National Mortgage Association, Series 1991-165, Class M	(AAA , Aaa)	12/25/21	8.250	600
1,130	Federal National Mortgage Association, Series 2006-46, Class PG#	(AAA , Aaa)	02/25/35	5.500	1,076,182
2,240	First Horizon Mortgage Pass-Through Trust, Series 2006-AR1, Class 2A1#	(AAA , Aaa)	05/25/36	5.906	2,226,441
775	FNMA TBA	(AAA , Aaa)	07/01/36	5.000	724,625
2,365	FNMA TBA	(AAA , Aaa)	07/01/36	5.500	2,271,878
7,145	FNMA TBA	(AAA , Aaa)	07/01/36	6.000	7,030,568
1,105	FNMA TBA	(AAA , Aaa)	07/01/36	7.000	1,130,380
1,205	Freddie Mac Global Bonds	(AAA , Aaa)	06/18/14	5.250	1,187,640
2,300	Freddie Mac Global Notes§	(AAA , Aaa)	02/17/09	4.875	2,271,121
1,455	Freddie Mac Global Notes‡‡	(AAA , Aaa)	11/15/13	4.875	1,402,149
1,104	Freddie Mac Pool #A23629‡‡	(AAA , Aaa)	06/01/34	5.000	1,035,947
433	Freddie Mac Pool #B11354	(AAA , Aaa)	12/01/18	5.000	417,658
3,631	Ginnie Mae Pool #521331^^	(AAA , Aaa)	05/15/35	5.500	3,519,751
1,230	GMAC Commercial Mortgage Securities, Inc., Series 1997-C2, Class B, Subordinated Bonds	(AAA , Aaa)	04/15/29	6.703	1,244,537
0	GNMA TBA[1]	(AAA , Aaa)	07/01/36	6.000	1,260
940	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AM#	(AAA , Aaa)	06/10/16	6.110	937,670
2,249	JP Morgan Mortgage Trust, Series 2006-A4, Class 1A1	(AAA , Aaa)	06/25/36	5.862	2,242,125
1,735	LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A5	(AAA , Aaa)	04/15/30	5.150	1,645,464
686	Master Specialized Loan Trust, Series 2005-3, Class A2#	(AAA , Aaa)	11/25/35	5.704	665,328
36,589	Merrill Lynch Mortgage Trust, Rule 144A, Series 2003-KEY1, Class XC IO#‡	(AAA , Aaa)	11/12/35	0.157	373,282
1,150	Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM#	(AAA , Aaa)	05/12/39	5.844	1,132,914
1,019	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21#	(AAA , Aaa)	09/25/34	5.378	1,008,473
1,112	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21#	(AAA , Aaa)	01/25/36	6.008	1,109,624
650	Residential Accredit Loans, Inc., Series 2006-QO6, Class M9#	(BBB , Baa3)	06/25/46	7.100	641,283
385	Residential Asset Mortgage Products, Inc., Series 2004-RS3, Class M4	(BBB , Baa2)	03/25/34	5.631	371,926
1,525	Residential Funding Mortgage Securities I, Series 2006-SA1, Class 1A1#	(AAA , Aaa)	02/25/36	5.685	1,512,999
TOTAL MORTGAGE BACKED SECURITIES (Cost $69,940,849)					68,952,235

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Fixed Income Fund

Schedule of Investments (continued)

June 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN BONDS (1.9%)
Commercial Services (0.3%)
$295	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) (United Kingdom)‡	(B , B2)	08/01/15	8.625	$299,425
Electric (0.2%)
240	Compania Nacional de Transmision Electrica SA, Global Senior Notes (Chile)	(A- , Baa1)	04/15/11	7.875	253,024
Insurance (0.2%)
200	Everest Reinsurance Holdings, Notes (Bermuda)	(A- , A3)	10/15/14	5.400	187,410
Miscellaneous Manufacturing (0.5%)
555	Tyco International Group SA, Yankee Company Guaranteed Notes (Luxembourg)	(BBB+ , Baa3)	10/15/11	6.375	566,939
Oil & Gas (0.4%)
115	Canadian Natural Resources, Ltd., Yankee Notes (Canada)	(BBB+ , Baa1)	07/15/11	6.700	119,125
320	Petroliam Nasional Berhad, Rule 144A, Bonds (Malaysia)‡	(A- , A1)	08/15/15	7.750	358,137
					477,262
Pipelines (0.1%)
180	Trans-Canada Pipelines, Ltd., Yankee Bonds (Canada)	(A- , A2)	01/15/15	4.875	167,957
Telecommunications (0.2%)
250	Intelsat, Ltd., Global Senior Notes (Bermuda)	(B , Caa2)	11/01/08	5.250	236,250
TOTAL FOREIGN BONDS (Cost $2,278,348)					2,188,267
UNITED STATES TREASURY OBLIGATIONS (3.2%)
905	United States Treasury Bonds	(AAA , Aaa)	05/31/11	4.875	896,092
285	United States Treasury Bonds	(AAA , Aaa)	05/15/16	5.125	284,756
1,605	United States Treasury Bonds§	(AAA , Aaa)	02/15/36	4.500	1,439,611
1,025	United States Treasury Notes§	(AAA , Aaa)	11/15/08	4.375	1,007,784
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $3,808,562)					3,628,243
Number of Shares
COMMON STOCK (0.0%)
Telecommunications (0.0%)
1,585	XO Holdings, Inc.*§ (Cost $0)				6,974
WARRANTS (0.0%)
Building Materials (0.0%)
240	Dayton Superior Corp., Rule 144A, strike price $0.01, expires 06/15/09*‡				3

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Fixed Income Fund

Schedule of Investments (continued)

June 30, 2006 (unaudited)

Number of Shares		Maturity	Rate%	Value
WARRANTS
Telecommunications (0.0%)
$130	GT Group Telecom, Inc., Rule 144A, strike price $0.00, expires 02/01/10*‡^			$0
3,171	XO Holdings, Inc., Series A, strike price $6.25, expires 01/16/10*			2,727
2,378	XO Holdings, Inc., Series B, strike price $7.50, expires 01/16/10*			1,070
2,378	XO Holdings, Inc., Series C, strike price $10.00, expires 01/16/10*			856
				4,653
TOTAL WARRANTS (Cost $11,300)				4,656
SHORT-TERM INVESTMENTS (13.9%)
9,528,724	State Street Navigator Prime Portfolio§§			9,528,724
Par (000)
$2,270	Freddie Mac Discount Notes§	07/12/06	5.117	2,266,490
3,730	State Street Bank and Trust Co. Euro Time Deposit‡‡	07/03/06	4.100	3,730,000
170	United States Treasury Bills	08/10/06	4.710	169,134
TOTAL SHORT-TERM INVESTMENTS (Cost $15,694,348)				15,694,348
TOTAL INVESTMENTS AT VALUE (115.1%) (Cost $132,695,279)				130,455,222
LIABILITIES IN EXCESS OF OTHER ASSETS (-15.1%)				(17,121,328)
NET ASSETS (100.0%)				$113,333,894

INVESTMENT ABBREVIATIONS

IO = Interest Only

MTNA = Medium Term Note Series A

NR = Not Rated

TBA = To Be Announced

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to a value of $7,664,122 or 6.8% of net assets.

‡‡  Collateral segregated for futures contracts.

*  Non-income producing security.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

#  Variable rate obligations — The interest rate shown is the rate as of June 30, 2006.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

^^  Collateral segregated for TBA securities.

(1)  Par value of security held is less than 1,000.

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments

June 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (82.2%)
Aerospace & Defense (1.7%)
$75	DRS Technologies, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.81)	(B , B3)	02/01/18	7.625	$75,000
75	DRS Technologies, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $103.44)	(B , B3)	11/01/13	6.875	72,563
125	K&F Acquisition, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $103.88)§	(B- , Caa1)	11/15/14	7.750	123,750
50	L-3 Communications Corp., Global Company Guaranteed Notes (Callable 07/15/08 @ $103.06)	(BB+ , Ba3)	07/15/13	6.125	47,875
125	L-3 Communications Corp., Global Senior Subordinated Notes (Callable 01/15/10 @ $102.94)	(BB+ , Ba3)	01/15/15	5.875	117,187
125	TransDigm, Inc., Rule 144A, Senior Subordinated Notes (Callable 07/15/09 @ $105.81)‡	(B- , B3)	07/15/14	7.750	125,000
					561,375
Agriculture (0.6%)
200	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 11/01/07 @ $108.00)‡	(B , B3)	11/01/10	10.500	210,000
Auto Loans (3.7%)
85	Ford Motor Credit Co., Global Notes	(B+ , Ba3)	10/01/13	7.000	73,253
600	Ford Motor Credit Co., Notes	(B+ , Ba3)	06/16/08	6.625	571,330
425	General Motors Acceptance Corp., Global Notes§	(BB , Ba1)	05/15/09	5.625	404,503
175	General Motors Acceptance Corp., Global Notes§	(BB , Ba1)	12/01/14	6.750	162,797
					1,211,883
Automobile Parts & Equipment (2.0%)
75	Altra Industrial Motion, Inc., Global Secured Notes (Callable 12/01/08 @ $104.50)#	(CCC+ , B3)	12/01/11	9.000	75,750
50	ArvinMeritor, Inc., Notes§	(BB- , Ba3)	03/01/12	8.750	49,000
55	Cooper-Standard Automotive, Inc., Global Company Guaranteed Notes (Callable 12/15/09 @ $104.19)§	(B- , Caa1)	12/15/14	8.375	43,656
65	Cummins, Inc., Global Senior Notes (Callable 12/01/06 @ $104.75)#	(BBB- , Baa3)	12/01/10	9.500	68,798
150	Goodyear Tire & Rubber Co., Global Senior Notes (Callable 07/01/10 @ $104.50)§	(B- , B3)	07/01/15	9.000	144,000
50	Insurance Auto Auctions, Inc., Global Company Guaranteed Notes (Callable 04/01/09 @ $105.50)	(CCC+ , Caa1)	04/01/13	11.000	49,500
4	Meritor Automotive, Inc., Notes	(BB- , Ba3)	02/15/09	6.800	3,880
100	Stanadyne Corp., Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(CCC+ , Caa1)	08/15/14	10.000	94,000

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

June 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Automobile Parts & Equipment
$65	TRW Automotive, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $105.50)	(BB- , B1)	02/15/13	11.000	$71,337
50	Visteon Corp., Global Senior Notes§	(B- , B3)	08/01/10	8.250	47,000
					646,921
Automotive (0.4%)
45	General Motors Corp., Global Debentures§	(B- , Caa1)	07/15/33	8.375	36,450
100	General Motors Corp., Global Senior Notes§	(B- , Caa1)	07/15/13	7.125	82,750
					119,200
Brokerage (0.2%)
75	E*TRADE Financial Corp., Senior Unsecured Notes (Callable 12/01/10 @ $103.94)	(B+ , Ba2)	12/01/15	7.875	77,250
Building & Construction (1.6%)
50	Ashton Woods USA/Finance, Global Senior Subordinated Notes (Callable 10/01/10 @ $104.75)	(B- , B3)	10/01/15	9.500	44,500
75	Beazer Homes USA, Inc., Global Company Guaranteed Notes (Callable 04/15/07 @ $104.19)	(BB , Ba1)	04/15/12	8.375	75,375
100	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes	(BB , Ba1)	01/15/16	6.250	87,250
25	KB Home, Senior Notes	(BB+ , Ba1)	06/15/15	6.250	22,353
50	KB Home, Senior Subordinated Notes	(BB- , Ba2)	12/15/08	8.625	52,063
75	Standard Pacific Corp., Global Senior Notes§	(BB , Ba2)	08/15/15	7.000	66,938
50	Technical Olympic USA, Inc., Rule 144A, Senior Notes‡	(B+ , Ba3)	04/01/11	8.250	46,875
50	WCI Communities, Inc., Global Company Guaranteed Notes (Callable 05/01/07 @ $104.56)§	(B+ , Ba3)	05/01/12	9.125	47,125
75	William Lyon Homes, Inc., Global Senior Notes (Callable 12/15/08 @ $103.81)	(B , B2)	12/15/12	7.625	62,625
					505,104
Building Materials (1.4%)
200	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/08 @ $104.94)	(B- , B3)	10/01/12	9.875	186,000
50	Goodman Global Holding Company, Inc., Global Senior Subordinated Notes (Callable 12/15/08 @ 103.94)§	(B- , B3)	12/15/12	7.875	48,000
75	Norcraft Companies LP, Global Senior Subordinated Notes (Callable 11/01/07 @ $104.50)	(B- , B3)	11/01/11	9.000	76,687
75	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)	(CCC+ , Caa1)	09/01/14	8.500	72,938

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

June 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Building Materials
$75	Ply Gem Industries, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $104.50)§	(B- , B3)	02/15/12	9.000	$68,625
					452,250
Chemicals (3.3%)
50	Chemtura Corp., Company Guaranteed Notes	(BB+ , Ba1)	06/01/16	6.875	48,563
105	Crystal US Holdings, Global Senior Discount Notes (Callable 10/01/09 @ $105.25)+	(B , Caa2)	10/01/14	0.000	82,687
100	Equistar Chemicals LP/ Equistar Funding Corp., Global Company Guaranteed Notes	(BB- , B1)	09/01/08	10.125	105,750
66	Huntsman LLC, Global Company Guaranteed Notes (Callable 07/15/08 @ $105.75)#	(B , B2)	07/15/12	11.500	74,085
100	IMC Global, Inc., Series B, Global Company Guaranteed Notes (Callable 06/01/07 @ $103.75)	(BB , Ba3)	06/01/11	11.250	106,000
150	KI Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94)+	(B- , Caa1)	11/15/14	9.875	108,000
200	Lyondell Chemical Co., Global Company Guaranteed Notes (Callable 06/01/08 @ $105.25)	(BB- , Ba3)	06/01/13	10.500	221,000
75	Nalco Co., Global Senior Notes (Callable 11/15/07 @ $103.88)	(B- , B2)	11/15/11	7.750	75,187
50	Nalco Finance Holdings, Inc., Global Senior Notes (Callable 02/01/09 @ $104.50)+	(B- , Caa2)	02/01/14	0.000	37,750
50	PolyOne Corp., Global Company Guaranteed Notes (Callable 05/15/07 @ $105.31)§	(B+ , B3)	05/15/10	10.625	54,000
100	PolyOne Corp., Senior Notes	(B+ , B3)	05/01/12	8.875	100,875
65	Terra Capital, Inc., Global Secured Notes (Callable 06/01/07 @ $105.75)	(B- , B2)	06/01/10	11.500	71,175
					1,085,072
Computer Hardware (0.1%)
35	Activant Solutions, Inc. Rule 144A, Senior Subordinated Notes (Callable 05/01/11 @ $104.75)‡	(CCC+ , Caa1)	05/01/16	9.500	34,038
Consumer Products (2.0%)
125	AAC Group Holding Corp., Global Senior Discount Notes (Callable 10/01/08 @ $105.13)+	(CCC+ , Caa1)	10/01/12	0.000	98,125
25	American Greetings Corp., Senior Unsecured Notes (Callable 06/01/11 @ $103.69)	(BB+ , Ba2)	06/01/16	7.375	25,250
75	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $104.38)	(CCC+ , Caa1)	05/01/14	8.750	66,000
100	Jarden Corp., Global Company Guaranteed Notes (Callable 05/01/07 @ $104.88)§	(B- , B3)	05/01/12	9.750	102,500

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

June 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Consumer Products
$65	Playtex Products, Inc., Global Company Guaranteed Notes (Callable 09/07/06 @ $104.69)§	(CCC+ , Caa1)	06/01/11	9.375	$68,006
100	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 04/15/08 @ $104.63)§	(B- , B3)	04/15/12	9.250	98,500
50	Samsonite Corp., Global Senior Subordinated Notes (Callable 06/01/08 @ $104.44)	(B , B3)	06/01/11	8.875	52,125
150	True Temper Sports, Inc., Global Company Guaranteed Notes (Callable 03/15/08 @ $104.19)	(CCC+ , Caa1)	09/15/11	8.375	137,250
					647,756
Diversified Capital Goods (0.7%)
50	Blount, Inc., Senior Subordinated Notes (Callable 08/01/08 @ $104.44)	(B , B2)	08/01/12	8.875	50,000
75	Sensus Metering Systems, Global Senior Subordinated Notes (Callable 12/15/08 @ $104.31)	(B- , Caa1)	12/15/13	8.625	73,500
100	TriMas Corp., Global Company Guaranteed Notes (Callable 06/15/07 @ $104.94)	(CCC+ , Caa1)	06/15/12	9.875	92,000
					215,500
Electric — Generation (2.1%)
150	AES Corp., Senior Notes	(B , B1)	03/01/14	7.750	151,500
100	Dynegy Holdings, Inc., Senior Notes	(B- , B2)	04/01/11	6.875	95,000
100	Edison Mission Energy, Senior Notes	(B+ , B1)	06/15/09	7.730	101,500
75	NRG Energy, Inc., Senior Notes (Callable 02/01/09 @ $107.25)	(B- , B1)	02/01/14	7.250	73,312
100	NRG Energy, Inc., Senior Notes (Callable 02/01/11 @ $103.69)	(B- , B1)	02/01/16	7.375	97,750
150	Reliant Resources, Inc., Global Secured Notes (Callable 07/15/08 @ $104.75)	(B , B2)	07/15/13	9.500	151,500
					670,562
Electric — Integrated (0.9%)
50	Allegheny Energy Supply Company LLC, Global Notes	(BB- , Ba3)	03/15/11	7.800	52,125
100	CMS Energy Corp., Senior Notes§	(B+ , B1)	01/15/09	7.500	101,750
100	Mirant North America LLC, Rule 144A, Senior Notes (Callable 12/31/09 @ $103.69)‡	(B- , B1)	12/31/13	7.375	97,000
25	Sierra Pacific Resources, Global Senior Notes (Callable 03/15/09 @ $104.31)§	(B- , B1)	03/15/14	8.625	26,609
					277,484

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

June 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Electronics (1.7%)
$125	Amkor Technology, Inc., Global Senior Notes (Callable 05/15/08 @ $103.88)§	(CCC+ , Caa1)	05/15/13	7.750	$113,594
50	Amkor Technology, Inc., Senior Unsecured Notes (Callable 06/01/11 @ $104.63)	(CCC+ , Caa1)	06/01/16	9.250	47,625
33	Ampex Corp., Secured Notes^	(NR , NR)	08/15/08	12.000	33,493
75	Magnachip Semiconductor, Global Senior Subordinated Notes (Callable 12/15/09 @ $104.00)§	(B- , B2)	12/15/14	8.000	62,625
100	Sanmina-SCI Corp., Senior Subordinated Notes (Callable 03/01/11 @ $104.06)	(B , B1)	03/01/16	8.125	98,000
100	Spansion, Inc., Rule 144A, Senior Notes (Callable 01/15/11 @ $105.63)‡	(B , Caa1)	01/15/16	11.250	101,250
100	UCAR Finance, Inc., Global Company Guaranteed Notes (Callable 02/15/07 @ $105.13)§	(B- , B2)	02/15/12	10.250	106,000
					562,587
Energy — Exploration & Production (2.4%)
226	Chesapeake Energy Corp., Senior Notes (Callable 01/15/09 @ $103.44)	(BB , Ba2)	01/15/16	6.875	214,700
250	El Paso Production Holding Co., Global Company Guaranteed Notes (Callable 06/01/08 @ $103.88)	(B+ , B1)	06/01/13	7.750	253,125
65	Magnum Hunter Resources, Inc., Global Company Guaranteed Notes (Callable 03/15/07 @ $104.80)	(BB- , Ba3)	03/15/12	9.600	68,900
100	Plains Exploration & Production Company LP, Global Senior Subordinated Notes (Callable 07/01/07 @ $104.38)	(B+ , Ba3)	07/01/12	8.750	105,250
50	Range Resources Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.19)	(B , B2)	03/15/15	6.375	46,375
100	Swift Energy Co., Senior Notes (Callable 07/15/08 @ $103.81)	(BB- , B1)	07/15/11	7.625	100,000
					788,350
Environmental (1.6%)
100	Aleris International, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $104.50)§	(B , B3)	11/15/14	9.000	102,250
350	Allied Waste North America, Inc., Series B, Global Senior Notes (Callable 04/15/09 @ $103.69)§	(B+ , Caa1)	04/15/14	7.375	334,250
75	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $104.75)§	(CCC , Caa2)	04/15/14	9.500	76,125
					512,625
Food & Drug Retailers (0.8%)
75	Delhaize America, Inc., Global Company Guaranteed Notes	(BB+ , Ba1)	04/15/11	8.125	79,251

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

June 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Food & Drug Retailers
$75	Rite Aid Corp., Global Secured Notes (Callable 05/01/07 @ $104.06)	(B+ , B2)	05/01/10	8.125	$75,750
100	Stater Brothers Holdings, Inc., Global Senior Notes (Callable 06/15/08 @ $104.06)§	(B+ , B1)	06/15/12	8.125	99,250
					254,251
Food — Wholesale (0.7%)
25	Birds Eye Foods, Inc., Company Guaranteed Notes (Callable 11/01/06 @ $100.00)	(B- , B3)	11/01/08	11.875	25,594
75	Eagle Family Foods, Inc., Series B, Company Guaranteed Notes (Callable 09/07/06 @ $100.00)	(CCC , Caa2)	01/15/08	8.750	60,937
50	National Beef Packing Company LLC, Global Senior Notes (Callable 08/01/07 @ $105.25)	(B- , B3)	08/01/11	10.500	50,750
100	Pinnacle Foods Holding Corp., Global Senior Subordinated Notes (Callable 12/01/08 @ $104.13)§	(B- , B3)	12/01/13	8.250	98,750
					236,031
Forestry/Paper (1.6%)
75	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)	(B+ , B2)	10/15/14	7.125	66,750
100	Cellu Tissue Holdings, Global Secured Notes (Callable 03/15/07 @ $107.31)	(B , B2)	03/15/10	9.750	98,000
70	Georgia-Pacific Corp., Notes	(B , B2)	05/15/31	8.875	70,000
100	Graphic Packaging International Corp., Global Senior Subordinated Notes (Callable 08/15/08 @ 104.75)§	(B- , B3)	08/15/13	9.500	99,500
50	NewPage Corp., Global Secured Notes (Callable 05/01/09 @ $106.00)§	(CCC+ , B3)	05/01/12	10.000	52,000
125	Smurfit-Stone Container, Global Senior Notes (Callable 07/01/07 @ $104.19)	(CCC+ , B2)	07/01/12	8.375	118,750
					505,000
Gaming (4.2%)
100	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00)‡§	(CCC+ , B3)	08/01/13	8.000	95,000
100	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(BB- , B1)	11/15/19	7.250	98,500
25	Circus & Eldorado, Global First Mortgage Notes (Callable 03/01/07 @ $105.06)	(B , B2)	03/01/12	10.125	26,531
50	Hard Rock Hotel, Inc., Global Notes (Callable 06/01/08 @ $104.44)	(B , B3)	06/01/13	8.875	53,938
100	Herbst Gaming, Inc., Global Senior Subordinated Notes (Callable 06/01/08 @ $104.06)	(B- , B3)	06/01/12	8.125	101,250

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

June 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Gaming
$100	Inn of the Mountain Gods, Global Senior Notes (Callable 11/15/07 @ $106.00)‡	(B , B3)	11/15/10	12.000	$106,750
75	Jacobs Entertainment, Inc., Rule 144A, Senior Notes (Callable 06/15/10 @ $104.88)‡	(B- , B3)	06/15/14	9.750	75,750
75	Majestic Star Casino LLC, Company Guaranteed Notes (Callable 10/15/07 @ $104.75)	(BB- , B2)	10/15/10	9.500	78,937
50	Majestic Star Casino LLC, Rule 144A, Secured Notes (Callable 10/15/08 @ $104.88)‡	(B- , B3)	01/15/11	9.750	50,375
50	MGM Mirage, Company Guaranteed Notes	(BB , Ba2)	09/15/10	8.500	52,188
100	MGM Mirage, Company Guaranteed Notes§	(B+ , Ba3)	02/01/11	8.375	103,000
225	MGM Mirage, Global Senior Notes	(BB , Ba2)	09/01/12	6.750	217,687
100	Seneca Gaming Corp., Global Senior Notes (Callable 05/01/08 @ $103.63)	(BB , B1)	05/01/12	7.250	97,375
25	Trump Entertainment Resorts, Inc., Secured Notes (Callable 06/01/10 @ $104.25)§	(B- , Caa1)	06/01/15	8.500	24,156
94	Waterford Gaming LLC, Rule 144A, Senior Notes (Callable 09/15/08 @ $103.55)‡	(BB- , B1)	09/15/12	8.625	99,640
100	Wynn Las Vegas LLC, Global Notes (Callable 12/01/09 @ $103.31)	(B+ , B2)	12/01/14	6.625	94,750
					1,375,827
Gas Distribution (6.7%)
100	Amerigas Partners/Eagle Finance Corp., Senior Notes (Callable 05/20/11 @ $103.56)	(BB- , B1)	05/20/16	7.125	94,250
300	El Paso Corp., Senior Notes	(B , B2)	05/15/11	7.000	297,375
75	Inergy LP/Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B , B1)	03/01/16	8.250	76,125
1,070	MarkWest Energy Partners LP, Rule 144A, Senior Notes (Callable 07/15/11 @ $104.25)‡	(B , B2)	07/15/16	8.500	1,052,345
250	Sonat, Inc., Notes	(B , B2)	07/15/11	7.625	253,750
275	Williams Companies, Inc., Global Senior Unsecured Notes	(BB- , Ba2)	03/15/12	8.125	286,687
100	Williams Companies, Inc., Rule 144A, Notes#‡	(BB- , Ba2)	10/01/10	6.990	101,750
					2,162,282
Health Services (7.3%)
100	Alderwoods Group, Inc., Global Company Guaranteed Notes (Callable 09/15/08 @ $103.88)	(B+ , B2)	09/15/12	7.750	106,000
75	DaVita, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.63)	(B , B3)	03/15/15	7.250	72,375
75	Extendicare Health Services, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $103.44)	(B , B2)	05/01/14	6.875	78,750
70	Fisher Scientific International, Inc., Global Senior Subordinated Notes (Callable 08/15/09 @ $103.38)	(BB+ , Ba2)	08/15/14	6.750	70,087

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

June 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Health Services
$100	Genesis Healthcare Corp., Senior Subordinated Notes (Callable 10/15/08 @ $104.00)	(B , B2)	10/15/13	8.000	$105,125
100	HCA, Inc., Global Bonds	(BB+ , Ba2)	02/15/16	6.500	92,963
400	HCA, Inc., Notes	(BB+ , Ba2)	10/01/12	6.300	378,208
100	Healthsouth Corp., Rule 144A, Senior Notes (Callable 06/15/2011 @ $105.38)‡	(CCC+ , B3)	06/15/16	10.750	98,500
75	Iasis Healthcare/Capital Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.38)	(B- , B3)	06/15/14	8.750	73,875
75	OMEGA Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB , Ba3)	01/15/16	7.000	71,812
100	Senior Housing Properties Trust, Senior Notes	(BB+ , Ba2)	01/15/12	8.625	106,250
75	Stewart Enterprises, Inc. Global Senior Notes (Callable 02/15/09 @ $103.13)	(B+ , B1)	02/15/13	6.250	68,719
325	Tenet Healthcare Corp., Global Senior Notes	(B , B3)	07/01/14	9.875	326,625
100	Triad Hospitals, Inc., Senior Subordinated Notes (Callable 11/15/08 @ $103.50)	(B+ , B3)	11/15/13	7.000	97,750
75	Triad Hospitals, Inc., Senior Notes (Callable 05/15/08 @ $103.50)	(BB- , B2)	05/15/12	7.000	75,000
100	Universal Hospital Services, Inc., Global Senior Notes (Callable 11/01/07 @ $105.06)	(B- , B3)	11/01/11	10.125	104,500
175	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)	(CCC+ , Caa1)	10/01/14	9.000	175,437
150	Ventas Realty LP, Global Company Guaranteed Notes	(BB , Ba2)	05/01/12	9.000	165,000
50	Ventas Realty LP, Global Senior Notes (Callable 06/01/11 @ $103.25)	(BB+ , Ba2)	06/01/16	6.500	48,188
75	VWR International, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $104.00)§	(B- , Caa1)	04/15/14	8.000	73,219
					2,388,383
Hotels (0.9%)
50	Felcor Lodging LP, Global Company Guaranteed Notes#	(B , Ba3)	06/01/11	9.000	53,250
250	Host Marriott LP, Rule 144A, Senior Notes (Callable 06/01/11 @ $103.38)‡	(BB , Ba2)	06/01/16	6.750	239,687
					292,937
Household & Leisure Products (0.4%)
75	Sealy Mattress Co., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.13)§	(B , B2)	06/15/14	8.250	75,375

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

June 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Household & Leisure Products
$75	Simmons Bedding Co., Global Senior Subordinated Notes (Callable 01/15/09 @ $103.94)§	(B- , Caa1)	01/15/14	7.875	$70,500
					145,875
Leisure (0.7%)
75	Bally Total Fitness Holding Corp., Global Senior Notes (Callable 07/15/07 @ $105.25)§	(CCC- , Caa1)	07/15/11	10.500	78,656
150	Six Flags, Inc., Global Senior Notes (Callable 06/01/09 @ $104.81)§	(CCC , Caa1)	06/01/14	9.625	137,250
					215,906
Machinery (0.4%)
125	Case New Holland, Inc., Global Company Guaranteed Notes (Callable 08/01/07 @ $104.62)	(BB- , Ba3)	08/01/11	9.250	132,188
Media — Broadcast (1.7%)
100	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 12/15/07 @ $103.88)	(B- , B3)	12/15/12	7.750	99,500
100	Fisher Communications, Inc., Global Senior Notes (Callable 09/15/09 @ $104.31)	(B- , B2)	09/15/14	8.625	104,000
100	ION Media Networks, Inc., Rule 144A, Secured Notes (Callable 01/15/08 @ $102.00)‡#	(CCC- , B3)	01/15/13	11.318	100,750
75	Nexstar Finance, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $103.50)§	(CCC+ , B3)	01/15/14	7.000	68,625
50	Salem Communications Holding Corp., Series B, Global Company Guaranteed Notes (Callable 07/01/06 @ $104.50)	(B- , B2)	07/01/11	9.000	52,375
75	Sinclair Broadcast Group, Inc., Global Company Guaranteed Notes (Callable 03/15/07 @ $104.00)	(B , B2)	03/15/12	8.000	76,500
75	Young Broadcasting, Inc., Global Company Guaranteed Notes (Callable 03/01/07 @ $103.33)§	(CCC- , Caa2)	03/01/11	10.000	67,125
					568,875
Media — Cable (5.0%)
78	CCH I LLC, Global Secured Notes (Callable 10/01/10 @ $105.50)	(CCC- , Caa3)	10/01/15	11.000	68,640
200	CCO Holdings LLC, Global Senior Notes (Callable 11/15/08 @ $104.38)§	(CCC- , B3)	11/15/13	8.750	196,000
175	Charter Communications Holdings LLC, Senior Notes (Callable 04/01/07 @ $100.00)§	(CCC- , Ca)	04/01/09	8.625	135,625
250	Charter Communications Holdings LLC, Senior Notes (Callable 09/15/08 @ $105.12)	(CCC- , Caa1)	09/15/10	10.250	251,875
175	CSC Holdings, Inc., Rule 144A, Senior Notes‡#	(B+ , B2)	04/15/12	7.250	169,750

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

June 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Media — Cable
$210	CSC Holdings, Inc., Series B, Senior Notes	(B+ , B2)	04/01/11	7.625	$211,050
250	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB- , Ba3)	10/01/14	6.625	235,625
75	GCI, Inc., Global Senior Notes (Callable 02/15/09 @ $103.63)	(B+ , B2)	02/15/14	7.250	72,750
100	Insight Midwest/Insight Capital Corp., Senior Notes (Callable 10/01/06 @ $101.63)	(B , B2)	10/01/09	9.750	102,250
100	Mediacom Broadband LLC/CRP, Global Senior Notes (Callable 10/15/10 @ $104.25)	(B , B2)	10/15/15	8.500	96,500
75	Mediacom LLC Capital Corp., Senior Notes (Callable 02/15/07 @ $101.97)	(B , B3)	02/15/11	7.875	71,625
					1,611,690
Media — Services (0.2%)
100	WMG Holdings Corp., Global Senior Discount Notes (Callable 12/15/09 @ $104.75)+	(B- , B3)	12/15/14	0.000	72,500
Metal & Mining — Excluding Steel (0.4%)
125	Southern Copper Corp., Global Senior Notes	(BBB- , Baa2)	07/27/15	6.375	120,128
Non-Food & Drug Retailers (3.1%)
100	Affinity Group, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $104.50)	(CCC+ , B3)	02/15/12	9.000	100,000
75	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 06/15/07 @ $104.50)	(B , B3)	06/15/12	9.000	74,625
70	Brookstone Company, Inc., Rule 144A, Secured Notes (Callable 10/15/09 @ $106.00)‡§	(B , B3)	10/15/12	12.000	61,950
75	CSK Auto, Inc., Global Company Guaranteed Notes (Callable 01/15/09 @ $103.50)	(B- , B3)	01/15/14	7.000	75,094
100	Finlay Fine Jewelry Corp., Global Senior Notes (Callable 06/01/08 @ $104.19)§	(B- , B3)	06/01/12	8.375	87,500
370	Flooring America, Inc., Series B, Company Guaranteed Notes (Callable 09/07/06 @ $100.00)ø^	(NR , NR)	10/15/07	9.250	0
50	General Nutrition Center, Global Senior Subordinated Notes (Callable 12/01/07 @ $104.25)	(CCC+ , Caa1)	12/01/10	8.500	48,625
100	GSC Holdings Corp., Global Company Guaranteed Notes (Callable 10/01/09 @ $104.00)§	(B+ , Ba3)	10/01/12	8.000	100,500
200	National Wine & Spirits, Inc., Company Guaranteed Notes (Callable 01/15/07 @ $100.00)	(CCC+ , B3)	01/15/09	10.125	201,000
100	Neiman Marcus Group, Inc., Rule 144A, Senior Subordinated Notes (Callable 10/15/10 @ $105.19)‡§	(B- , B3)	10/15/15	10.375	106,750
75	Rent-Way, Inc., Global Secured Notes	(B- , B3)	06/15/10	11.875	77,531

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

June 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Non-Food & Drug Retailers
$75	Stripes Acquisition LLC, Rule 144A, Senior Notes (Callable 12/15/09 @ $105.31)‡	(B , B2)	12/15/13	10.625	$79,500
					1,013,075
Office Equipment (0.6%)
200	Xerox Corp., Senior Notes (Callable 06/15/08 @ $103.81)§	(BB+ , Ba2)	06/15/13	7.625	202,500
Oil Field Equipment & Services (0.3%)
100	Pride International, Inc., Global Senior Notes (Callable 07/15/09 @ $103.69)	(BB- , Ba2)	07/15/14	7.375	101,000
Oil Refining & Marketing (1.0%)
100	Frontier Oil Corp., Global Senior Notes (Callable 10/01/07 @ $103.31)	(B+ , B1)	10/01/11	6.625	96,250
150	Giant Industries, Inc., Company Guaranteed Notes (Callable 05/15/09 @ $104.00)§	(B- , B3)	05/15/14	8.000	148,875
65	Giant Industries, Inc., Global Company Guaranteed Notes (Callable 05/15/07 @ $105.50)	(B- , B3)	05/15/12	11.000	70,850
					315,975
Packaging (2.4%)
75	Ball Corp., Company Guaranteed Notes (Callable 03/15/11 @ $103.31)	(BB , Ba2)	03/15/18	6.625	70,125
75	Berry Plastics Corp., Global Company Guaranteed Notes (Callable 07/15/07 @ $105.38)	(B- , B3)	07/15/12	10.750	81,563
100	Constar International, Inc., Senior Subordinated Notes (Callable 12/01/07 @ $105.50)§	(CCC , Caa3)	12/01/12	11.000	75,500
75	Covalence Specialty Materials Corp., Rule 144A, Senior Subordinated Notes (Callable 03/01/11 @ $105.13)‡	(CCC+ , B3)	03/01/16	10.250	72,375
70	Crown Americas, Rule 144A, Senior Notes (Callable 11/15/10 @ $103.88)‡	(B , B1)	11/15/15	7.750	69,300
150	Graham Packaging Company, Inc., Global Subordinated Notes (Callable 10/15/09 @ $104.94)§	(CCC+ , Caa2)	10/15/14	9.875	149,250
25	Intertape Polymer US, Inc., Global Senior Subordinated Notes (Callable 08/01/09 @ $104.25)	(B- , B3)	08/01/14	8.500	23,125
100	Owens-Brockway Glass Containers, Inc., Rule 144A, Senior Notes (Callable 05/15/08 @ $104.13)‡	(B , B2)	05/15/13	8.250	100,750
50	Plastipak Holdings, Inc., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.25)‡	(B , B2)	12/15/15	8.500	50,250
0	Pliant Corp., Global Secured Notes (Callable 06/15/07 @ $111.62)ø1	(NR , NR)	06/15/09	11.625	112
100	Solo Cup Co., Global Senior Subordinated Notes (Callable 02/15/09 @ $104.25)§	(B- , Caa1)	02/15/14	8.500	87,000
					779,350

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

June 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Pharmaceuticals (0.2%)
$75	Athena Neurosciences Finance LLC, Company Guaranteed Notes§	(B , B3)	02/21/08	7.250	$74,813
Printing & Publishing (3.0%)
75	American Media Operations, Inc., Series B, Global Company Guaranteed Notes (Callable 05/01/07 @ $100.00)	(CCC , Caa1)	05/01/09	10.250	70,312
75	CBD Media Holdings/Finance, Global Senior Notes (Callable 07/15/08 @ $104.63)	(CCC+ , Caa2)	07/15/12	9.250	75,000
75	Cenveo Corp., Global Senior Subordinated Notes (Callable 12/01/08 @ $103.94)	(B- , B3)	12/01/13	7.875	73,500
200	Dex Media, Inc., Global Notes (Callable 11/15/08 @ $104.00)	(B , B3)	11/15/13	8.000	202,000
75	Houghton Mifflin Co., Global Senior Discount Notes (Callable 10/15/08 @ $105.75)+	(CCC+ , Caa2)	10/15/13	0.000	62,250
100	Houghton Mifflin Co., Global Senior Subordinated Notes (Callable 02/01/08 @ $104.94)§	(CCC+ , Caa1)	02/01/13	9.875	104,250
500	Premier Graphics, Inc., Company Guaranteed Notes^ø	(NR , NR)	12/01/05	11.500	0
275	R.H. Donnelley Corp., Rule 144A, Senior Discount Notes (Callable 01/15/09 @ $103.44)‡	(B , Caa1)	01/15/13	6.875	254,375
50	R.H. Donnelley Corp., Rule 144A, Senior Notes (Callable 01/15/11 @ $104.44)‡	(B , Caa1)	01/15/16	8.875	50,688
75	Vertis, Inc., Series B, Global Company Guaranteed Notes (Callable 06/15/07 @ $102.72)§	(CCC , Caa2)	06/15/09	10.875	74,250
					966,625
Restaurants (0.6%)
215	AmeriKing, Inc., Senior Notesø	(NR , NR)	11/15/07	10.750	0
29	AmeriKing, Inc., Senior Notesø	(NR , NR)	05/15/08	13.000	0
200	AmeriKing, Inc., Unitsø	(NR , NR)	05/15/08	13.000	0
50	Buffets, Inc., Global Senior Subordinated Notes (Callable 07/15/06 @ $105.62)	(CCC , B3)	07/15/10	11.250	51,937
50	Denny's Corp., Global Company Guaranteed Notes (Callable 10/01/08 @ $105.00)§	(CCC+ , Caa1)	10/01/12	10.000	50,000
100	Sbarro, Inc., Company Guaranteed Notes (Callable 09/15/06 @ $101.83)§	(CCC+ , Caa2)	09/15/09	11.000	102,375
					204,312
Software/Services (1.1%)
75	SunGard Data Systems, Inc., Rule 144A, Senior Subordinated Notes (Callable 08/15/10 @ $105.13)‡	(B- , Caa1)	08/15/15	10.250	77,906
145	SunGard Data Systems, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/09 @ $104.56)‡	(B- , B3)	08/15/13	9.125	151,163

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

June 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Software/Services
$140	UGS Capital Corp. II, Rule 144A, Senior Notes (Callable 12/01/06 @ $100.00)‡#	(B- , Caa1)	06/01/11	10.380	$139,300
					368,369
Steel Producers/Products (1.0%)
100	AK Steel Corp., Global Company Guaranteed Notes (Callable 06/15/07 @ $103.88)§	(B+ , B1)	06/15/12	7.750	98,500
75	Edgen Acquisition Corp., Global Secured Notes (Callable 02/01/08 @ $104.94)§	(B- , B3)	02/01/11	9.875	73,500
75	International Steel Group, Inc., Global Senior Notes	(BBB- , Ba1)	04/15/14	6.500	71,250
75	Rathgibson, Inc., Rule 144A, Senior Notes (Callable 02/15/10 @ $105.62)‡	(B- , B2)	02/15/14	11.250	77,625
					320,875
Support-Services (3.4%)
50	Avis Budget Car Rental, Rule 144A, Senior Notes (Callable 05/15/08 @ $103.00)‡#	(BB- , Ba3)	05/15/14	7.576	50,125
50	Avis Budget Car Rental, Rule 144A, Senior Notes (Callable 05/15/10 @ $103.81)‡	(BB- , Ba3)	05/15/14	7.625	48,750
75	Corrections Corp. of America, Company Guaranteed Notes (Callable 01/31/10 @ 103.38)	(BB- , Ba3)	01/31/14	6.750	72,375
50	Education Management LLC, Rule 144A, Senior Notes (Callable 06/01/10 @ $104.38)‡	(CCC+ , B3)	06/01/14	8.750	49,750
50	Education Management LLC, Rule 144A, Senior Subordinated Notes (Callable 06/01/11 @ $105.13)‡	(CCC+ , Caa1)	06/01/16	10.250	50,000
100	Hertz Corp., Rule 144A, Senior Notes (Callable 01/01/10 @ $104.44)‡	(B , B1)	01/01/14	8.875	103,000
150	HydroChem Industrial Services, Inc., Rule 144A, Senior Subordinated Notes (Callable 02/15/09 @ $104.63)‡	(CCC+ , Caa1)	02/15/13	9.250	145,500
75	Iron Mountain, Inc., Company Guaranteed Notes (Callable 07/01/08 @ $103.31)	(B , Caa1)	01/01/16	6.625	67,875
100	Johnsondiversey Holdings, Inc., Global Discount Notes (Callable 05/15/07 @ $105.34)+	(CCC+ , Caa1)	05/15/13	0.000	85,500
100	Johnsondiversey, Inc., Series B, Global Company Guaranteed Notes (Callable 05/15/07 @ $104.81)§	(CCC+ , Caa1)	05/15/12	9.625	100,000
100	Rural/Metro Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $104.94)	(CCC+ , B3)	03/15/15	9.875	103,875
105	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 02/15/08 @ $103.25)	(B+ , B3)	02/15/12	6.500	99,750

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

June 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Support-Services
$50	United Rentals North America, Inc., Global Senior Subordinated Notes (Callable 02/15/09 @ $103.50)§	(B , Caa1)	02/15/14	7.000	$45,938
75	Williams Scotsman, Inc., Global Company Guaranteed Notes (Callable 10/01/10 @ $104.25)	(B+ , B3)	10/01/15	8.500	74,437
					1,096,875
Telecom — Fixed Line (0.4%)
50	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 10/15/07 @ $105.38)	(CCC- , B3)	10/15/11	10.750	51,625
75	Time Warner Telecom Holdings, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.62)	(CCC+ , B3)	02/15/14	9.250	77,250
					128,875
Telecom — Integrated/Services (4.1%)
125	Cincinnati Bell, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.19)§	(B- , B3)	01/15/14	8.375	123,750
200	Citizens Communications Co., Senior Notes	(BB+ , Ba3)	01/15/13	6.250	190,000
75	Embarq Corp., Notes	(BBB- , Baa3)	06/01/16	7.082	74,719
25	Hawaiian Telcom Communications, Inc., Global Company Guaranteed Notes (Callable 05/01/09 @ $104.88)§	(CCC+ , B3)	05/01/13	9.750	25,563
50	Hawaiian Telcom Communications, Inc., Series B, Global Company Guaranteed Notes (Callable 05/01/10 @ $106.25)§	(CCC+ , Caa1)	05/01/15	12.500	52,625
75	Hughes Network Systems LLC, Rule 144A, Senior Notes (Callable 04/15/10 @ $104.75)‡	(B- , B1)	04/15/14	9.500	73,875
50	LCI International, Inc., Senior Notes	(NR , NR)	06/15/07	7.250	50,125
166	PanAmSat Corp., Global Company Guaranteed Notes (Callable 08/15/09 @ $104.50)	(B , B2)	08/15/14	9.000	169,320
150	Qwest Communications International, Inc., Global Company Guaranteed Notes (Callable 02/15/08 @ $103.63)#	(B , B2)	02/15/11	7.250	146,250
75	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)	(B , B2)	02/15/14	7.500	73,500
240	Qwest Corp., Global Senior Notes	(BB , Ba3)	06/15/15	7.625	238,200
50	Windstream Corp., Rule 144A, Senior Notes‡	(BB- , Ba3)	08/01/13	8.125	51,250
50	Windstream Corp., Rule 144A, Senior Notes (Callable 08/01/11 @ $104.31)‡	(BB- , Ba3)	08/01/16	8.625	51,375
					1,320,552

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

June 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Telecom — Wireless (1.8%)
$75	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06)	(CCC , B3)	06/15/13	10.125	$79,312
25	Centennial Communications Corp., Global Senior Notes (Callable 01/01/09 @ $107.50)§	(CCC , Caa2)	01/01/13	10.000	24,875
75	Dobson Cellular Systems, Inc., Global Secured Notes (Callable 11/01/08 @ $104.94)	(CCC , B2)	11/01/12	9.875	79,500
50	Dobson Communications Corp., Global Senior Notes (Callable 10/01/08 @ $104.44)§	(CCC , Caa2)	10/01/13	8.875	49,375
100	iPCS, Inc., Global Senior Notes (Callable 05/01/08 @ $105.75)	(B- , B3)	05/01/12	11.500	112,000
50	Nextel Communications, Inc., Series D, Senior Notes (Callable 08/01/08 @ $103.69)	(A- , Baa2)	08/01/15	7.375	50,928
50	Rural Cellular Corp., Global Senior Notes (Callable 08/01/07 @ $104.94)	(CCC , Caa1)	02/01/10	9.875	51,688
75	Rural Cellular Corp., Rule 144A, Senior Subordinated Notes (Callable 11/01/07 @ $102.00)‡#§	(CCC , Caa2)	11/01/12	10.899	77,344
50	Triton PCS, Inc., Global Company Guaranteed Notes (Callable 06/01/08 @ $104.25)	(CCC- , Caa2)	06/01/13	8.500	46,125
					571,147
Textiles & Apparel (0.5%)
100	Levi Strauss & Co., Global Senior Notes (Callable 12/15/07 @ $106.12)	(B- , B3)	12/15/12	12.250	111,000
50	Phillips-Van Heusen Corp., Global Senior Notes (Callable 02/15/08 @ $103.62)	(BB , B1)	02/15/11	7.250	49,750
					160,750
Theaters & Entertainment (0.5%)
72	AMC Entertainment, Inc., Senior Subordinated Notes (Callable 02/01/07 @ $100.00)§	(CCC+ , B3)	02/01/11	9.500	71,100
75	Cinemark USA, Inc., Global Senior Subordinated Notes (Callable 02/01/08 @ $104.50)	(B- , B3)	02/01/13	9.000	79,125
					150,225
Tobacco (0.2%)
75	Reynolds American, Inc., Rule 144A, Secured Notes‡	(BB , Ba2)	06/01/13	7.250	73,688
Transportation — Excluding Air/Rail (0.6%)
97	American Commercial Lines, Global Company Guaranteed Notes (Callable 02/15/10 @ $104.75)	(B+ , B3)	02/15/15	9.500	106,700
100	Overseas Shipholding Group, Inc., Global Senior Notes (Callable 03/15/08 @ $104.12)	(BB+ , Ba1)	03/15/13	8.250	104,250
					210,950
TOTAL CORPORATE BONDS (Cost $27,808,288)					26,719,786

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

June 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITY (0.2%)
$75	Park Place Securities, Inc., Rule 144A, Series 2004-WCW2, Class M10‡# (Cost $68,079)	(BB+ , Ba1)	10/25/34	8.073	$70,184
MORTGAGE BACKED SECURITY (0.2%)
75	Bank of America Large Loan, Inc., Rule 144A, Series 2006, Class M#‡ (Cost $75,000)	(BB , Ba2)	02/09/21	6.800	75,236
FOREIGN BONDS (9.2%)
Building Products (0.4%)
100	Maax Holdings, Inc., Global Senior Discount Notes (Callable 12/15/08 @ $105.63) (Canada)+§#	(CCC- , Caa3)	12/15/12	0.000	39,500
100	Maax Holdings, Inc., Global Senior Subordinated Notes (Callable 06/15/08 @ $104.88) (Canada)§	(CCC- , Caa1)	06/15/12	9.750	82,125
					121,625
Chemicals (0.7%)
75	Basell AF SCA, Rule 144A, Company Guaranteed Notes (Callable 08/15/10 @104.19) (Luxembourg)‡§	(B- , B2)	08/15/15	8.375	72,469
100	Ineos Group Holdings PLC, Rule 144A, Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡	(B- , B2)	02/15/16	8.500	94,125
58	Rhodia SA, Global Senior Notes (France)‡§	(B- , B3)	06/01/10	10.250	62,205
					228,799
Diversified Capital Goods (0.2%)
50	Sensata Technologies BV, Rule 144A, Senior Subordinated Notes (Callable 05/01/11 @ $104.50) (Netherlands)‡	(B- , Caa1)	05/01/16	9.000	64,757
Electronics (0.4%)
25	Avago Technologies Finance, Rule 144A, Senior Subordinated Notes (Callable 12/01/10 @ $105.94) (Singapore)‡§	(CCC+ , Caa2)	12/01/15	11.875	27,313
100	Celestica, Inc., Senior Subordinated Notes (Callable 07/01/08 @ $103.94) (Canada)§	(B , B2)	07/01/11	7.875	98,750
					126,063
Electronics (0.3%)
90	STATS ChipPAC, Ltd., Global Company Guaranteed Notes (Callable 11/15/08 @ $103.38) (Singapore)	(BB , Ba2)	11/15/11	6.750	84,375
Energy — Exploration & Production (0.3%)
100	Harvest Operations Corp., Global Senior Notes (Callable 10/15/08 @ $103.94) (Canada)	(B- , B3)	10/15/11	7.875	95,500
Food & Drug Retailers (0.4%)
125	Jean Coutu Group PJC, Inc., Global Senior Subordinated Notes (Callable 08/01/09 @ $104.25) (Canada)§	(B- , Caa2)	08/01/14	8.500	115,625
Forestry/Paper (1.0%)
150	Abitibi-Consolidated, Inc., Global Notes (Canada)	(B+ , B1)	06/15/11	7.750	138,375

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

June 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN BONDS
Forestry/Paper
$50	Bowater Canada Finance Corp., Global Company Guaranteed Notes (Canada)§	(B+ , B1)	11/15/11	7.950	$47,750
100	JSG Funding PLC, Global Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland)	(B- , Caa1)	04/01/15	7.750	91,000
75	Tembec Industries, Inc., Global Company Guaranteed Notes (Canada)§	(CCC- , Ca)	03/15/12	7.750	38,625
					315,750
Gaming (0.3%)
100	Kerzner International, Ltd., Global Senior Subordinated Notes (Callable 10/01/10 @ $103.38) (Bahamas)	(B , B2)	10/01/15	6.750	104,875
Leisure (0.5%)
100	Intrawest Corp., Global Senior Notes (Callable 10/15/08 @ $103.75) (Canada)	(B+ , B1)	10/15/13	7.500	100,000
75	NCL Corp., Global Senior Notes (Callable 07/15/09 @ $105.31) (Bermuda)#	(B+ , B2)	07/15/14	10.625	74,062
					174,062
Media — Cable (1.0%)
75	Kabel Deutschland GmbH, Rule 144A, Senior Notes (Callable 07/01/09 @ $105.31) (Germany)‡	(B- , B2)	07/01/14	10.625	79,500
100	Ono Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 05/15/09 @ $105.25) (United Kingdom)‡	(CCC+ , B3)	05/15/14	10.500	135,856
100	Unity Media GmbH, Rule 144A, Senior Notes (Callable 02/15/10 @ $105.06) (Germany)‡	(CCC+ , Caa2)	02/15/15	10.125	123,390
					338,746
Media — Diversified (0.3%)
100	Quebecor Media, Inc., Rule 144A, Senior Notes (Callable 3/15/11 @ $103.88) (Canada)‡	(B , B2)	03/15/16	7.750	98,500
Metal & Mining — Excluding Steel (0.0%)
504	International Utility Structures, Inc., Subordinated Notes (Callable 08/11/06 @ $100.00) (Canada)^ø	(NR , NR)	02/01/08	13.000	0
Packaging (0.4%)
100	Gerresheimer Holdings GmbH, Rule 144A, Company Guaranteed Notes (Callable 02/15/10 @ $103.94) (Germany)‡	(B- , Caa1)	03/01/15	7.875	126,586
Pharmaceuticals (0.3%)
82	Biovail Corp., Yankee Senior Subordinated Notes (Callable 04/01/07 @ $101.97) (Canada)§	(BB- , B2)	04/01/10	7.875	83,435
25	Elan Finance PLC, Global Company Guaranteed Notes (Callable 11/15/08 @ $103.88) (Ireland)	(B , B3)	11/15/11	7.750	24,000
					107,435
Support-Services (0.2%)
75	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) (United Kingdom)‡	(B , B2)	08/01/15	8.625	76,125

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

June 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN BONDS
Telecom — Integrated/Services (1.3%)
$100	Hellas Telecom V, Rule 144A Secured Notes (Callable 10/15/06 @ $102.00) (Luxembourg)‡#	(B , B1)	10/15/12	6.264	$131,541
50	Intelsat, Ltd., Global Senior Notes (Callable 01/15/09 @ $104.13) (Bermuda)#	(B+ , B2)	01/15/13	8.250	49,875
125	Intelsat, Ltd., Rule 144A, Senior Notes (Callable 06/15/11 @ $105.62) (Bermuda)‡	(B , Caa1)	06/15/16	11.250	128,750
75	Nordic Telephone Co. Holdings, Rule 144A, Notes (Callable 05/01/07 @ $102.00) (Denmark)#‡	(B , B2)	05/01/16	8.352	99,975
					410,141
Telecom — Wireless (0.3%)
100	Rogers Wireless Communications, Inc., Global Secured Notes (Canada)	(BB , Ba2)	12/15/12	7.250	101,250
Telecommunication Equipment (0.2%)
50	Nortel Networks, Ltd., Rule 144A, Company Guaranteed Notes (Canada)#‡	(B- , B3)	07/15/11	9.758	51,125
Textiles & Apparel (0.3%)
75	IT Holding Finance SA, Rule 144A, Senior Notes (Luxembourg)‡	(CCC+ , Caa1)	11/15/12	9.875	86,788
Transportation — Excluding Air/Rail (0.4%)
150	Ship Finance International, Ltd., Global Senior Notes (Callable 12/15/08 @ $104.25) (Bermuda)	(B , B1)	12/15/13	8.500	143,250
TOTAL FOREIGN BONDS (Cost $3,559,963)					2,971,377
CONVERTIBLE BOND (0.7%)
Telecom — Fixed Line (0.7%)
250	Level 3 Communications, Inc.§ (Cost $206,820)	(CCC- , Ca)	03/15/10	6.000	208,438
Number of Shares
COMMON STOCKS (0.7%)
Automobile Parts & Equipment (0.0%)
413,097	Cambridge Industries Liquidating Trust*^				0
8,710	Safelite Glass Corp., Class B*^				7,403
588	Safelite Realty Corp.*^				4,704
					12,107
Electric — Integrated (0.5%)
5,886	Mirant Corp.*				157,745
Food — Wholesale (0.2%)
70	Crunch Equity Holding LLC, Class A*				66,772
Healthcare Services (0.0%)
1	Magellan Health Services, Inc.*				45
TOTAL COMMON STOCKS (Cost $593,238)					236,669
PREFERRED STOCK (0.0%)
Media — Broadcast (0.0%)
0	ION Media Networks, Inc.* (Cost $1,073)				1,178

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

June 30, 2006 (unaudited)

Number of Shares		Maturity	Rate%	Value
WARRANTS (0.0%)
Aerospace & Defense (0.0%)
2,960	Loral Space & Communications, Ltd., strike price $2.37 expires 12/27/06*^			$0
Automobile Parts & Equipment (0.0%)
21,345	Safelite Glass Corp., Class A, strike price $6.50 expires 09/29/06*^			0
14,230	Safelite Glass Corp., Class B, strike price $6.50 expires 09/29/07*^			0
				0
Chemicals (0.0%)
544	AGY Holding Corp., strike price $0.01 expires 01/02/10*^			6
Telecom — Wireless (0.0%)
500	iPCS, Inc., Rule 144A, strike price $5.50 expires 07/15/10*‡			0
TOTAL WARRANTS (Cost $3,447)				6
SHORT-TERM INVESTMENTS (28.3%)
5,939,660	State Street Navigator Prime Portfolio§§			5,939,660
Par (000)
$3,258	State Street Bank and Trust Co. Euro Time Deposit	07/03/06	4.100	3,258,000
TOTAL SHORT-TERM INVESTMENTS (Cost $9,197,660)				9,197,660
TOTAL INVESTMENTS AT VALUE (121.5%) (Cost $41,513,568)				39,480,534
LIABILITIES IN EXCESS OF OTHER ASSETS (-21.5%)				(6,974,996)
NET ASSETS (100.0%)				$32,505,538

  INVESTMENT ABBREVIATION

  NR = Not Rated

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to a value of $6,405,019 or 19.7% of net assets.

+  Step Bond — The interest stated is as of June 30, 2006 and will reset at a future date.

*  Non-income producing security.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

#  Variable rate obligations — The interest rate shown is the rate as of June 30, 2006.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

ø  Bond is currently in default.

(1)  Par value of security held is less than 1,000.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Funds

Statements of Assets and Liabilities

June 30, 2006 (unaudited)

	Fixed Income Fund	Global High Yield Fund
Assets
Investments at value, including collateral for securities on loan of $9,528,724 and $5,939,660, respectively (cost $132,695,279 and $41,513,568, respectively) (Note 2)	$130,455,222[1]	$39,480,534[2]
Cash	721	211
Cash segregated at broker for futures contracts (Note 2)	1,000,000	—
Receivable for investments sold	9,300,417	—
Dividend and interest receivable	848,360	594,357
Variation margin receivable (Note 2)	47,759	—
Unrealized appreciation on forward currency contracts (Note 2)	148,006	—
Receivable for fund shares sold	79,877	17,840
Prepaid expenses and other assets	20,985	19,173
Total Assets	141,901,347	40,112,115
Liabilities
Advisory fee payable (Note 3)	20,403	1,880
Administrative services fee payable (Note 3)	12,875	7,012
Payable for investments purchased	18,800,807	1,330,934
Payable upon return of securities loaned (Note 2)	9,528,724	5,939,660
Unrealized depreciation on forward currency contracts (Note 2)	150,579	12,871
Payable for fund shares redeemed	6,817	282,513
Other accrued expenses payable	47,248	31,707
Total Liabilities	28,567,453	7,606,577
Net Assets
Capital stock, $0.001 par value (Note 6)	8,235	3,307
Paid-in capital (Note 6)	150,708,501	81,684,919
Accumulated net investment income (loss)	51,948	(423,242)
Accumulated net realized loss from investments, futures transactions, options written and foreign currency transactions	(35,282,308)	(46,713,941)
Net unrealized depreciation from investments, futures transactions and foreign currency translations	(2,152,482)	(2,045,505)
Net Assets	$113,333,894	$32,505,538
Shares outstanding	8,234,859	3,307,011
Net asset value, offering price, and redemption price per share	$13.76	$9.83

1  Including $9,336,957 of securities on loan.

2  Including $5,818,191 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Funds

Statements of Operations

For the Six Months Ended June 30, 2006 (unaudited)

	Fixed Income Fund	Global High Yield Fund
Investment Income (Note 2)
Interest	$3,061,624	$1,218,469
Securities lending	13,532	16,866
Total investment income	3,075,156	1,235,335
Expenses
Investment advisory fees (Note 3)	212,206	102,664
Administrative services fees (Note 3)	48,718	33,725
Custodian fees	16,079	4,899
Registration fees	13,023	13,920
Audit and tax fees	11,481	9,518
Directors' fees	11,327	11,327
Printing fees (Note 3)	11,216	10,584
Legal fees	7,040	6,419
Insurance expense	3,695	1,489
Commitment fees (Note 4)	1,515	369
Transfer agent fees	956	1,590
Interest expense (Note 4)	—	159
Miscellaneous expense	4,820	3,934
Total expenses	342,076	200,597
Less: fees waived (Note 3)	(87,427)	(97,932)
Net expenses	254,649	102,665
Net investment income	2,820,507	1,132,670
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Foreign Currency Related Items
Net realized gain (loss) from investments	(1,844,882)	58,173
Net realized loss from futures contracts	(361,063)	—
Net realized loss from foreign currency transactions	(97,738)	(21,690)
Net change in unrealized appreciation (depreciation) from investments	(1,396,611)	(470,706)
Net change in unrealized appreciation (depreciation) from futures contracts	250,388	—
Net change in unrealized appreciation (depreciation) from foreign currency translations	101,046	(12,471)
Net realized and unrealized loss from investments, futures contracts and foreign currency related items	(3,348,860)	(446,694)
Net increase (decrease) in net assets resulting from operations	$(528,353)	$685,976

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Funds

Statements of Changes in Net Assets

	Fixed Income Fund		Global High Yield Fund
	For the Six Months Ended June 30, 2006 (unaudited)	For the Year Ended December 31, 2005	For the Six Months Ended June 30, 2006 (unaudited)	For the Year Ended December 31, 2005
From Operations
Net investment income	$2,820,507	$5,156,648	$1,132,670	$2,428,642
Net realized gain (loss) from investments, futures contracts, options written and foreign currency transactions	(2,303,683)	(119,255)	36,483	(1,114,030)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, options written and foreign currency translations	(1,045,177)	(3,003,760)	(483,177)	(556,315)
Net increase (decrease) in net assets resulting from operations	(528,353)	2,033,633	685,976	758,297
From Dividends
Dividends from net investment income	(2,797,315)	(5,579,893)	(1,121,589)	(2,741,727)
Net decrease in net assets resulting from dividends	(2,797,315)	(5,579,893)	(1,121,589)	(2,741,727)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	8,628,255	23,982,395	7,823,286	10,714,230
Reinvestment of dividends	2,687,285	5,362,211	1,073,533	2,671,029
Net asset value of shares redeemed	(9,837,092)	(37,906,984)	(5,203,717)	(16,995,445)
Net increase (decrease) in net assets from capital share transactions	1,478,448	(8,562,378)	3,693,102	(3,610,186)
Net increase (decrease) in net assets	(1,847,220)	(12,108,638)	3,257,489	(5,593,616)
Net Assets
Beginning of period	115,181,114	127,289,752	29,248,049	34,841,665
End of period	$113,333,894	$115,181,114	$32,505,538	$29,248,049
Accumulated net investment income (loss)	$51,948	$28,756	$(423,242)	$(434,323)

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Fixed Income Fund

Financial Highlights

(For an Institutional Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2006	For the Year Ended December 31,	For the Period September 1, 2004 to December 31,	For the Year Ended August 31,
	(unaudited)	2005	2004[1]	2004	2003	2002[2]	2001
Per share data
Net asset value, beginning of period	$14.17	$14.59	$14.60	$14.27	$14.12	$15.79	$14.95
INVESTMENT OPERATIONS
Net investment income	0.35	0.63	0.22	0.50	0.67	0.83	1.02
Net gain (loss) on investments, futures contracts, options written, swap contracts and foreign currency related items (both realized and unrealized)	(0.42)	(0.37)	0.11	0.46	0.35	(1.27)	0.85
Total from investment operations	(0.07)	0.26	0.33	0.96	1.02	(0.44)	1.87
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.34)	(0.68)	(0.34)	(0.63)	(0.87)	(0.83)	(1.03)
Distributions from net realized gains	—	—	—	—	—	(0.40)	—
Total dividends and distributions	(0.34)	(0.68)	(0.34)	(0.63)	(0.87)	(1.23)	(1.03)
Net asset value, end of period	$13.76	$14.17	$14.59	$14.60	$14.27	$14.12	$15.79
Total return[3]	(0.38)%	1.82%	2.26%	6.86%	7.40%	(2.92)%	13.02%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$113,334	$115,181	$127,290	$129,692	$141,240	$275,863	$532,627
Ratio of expenses to average net assets	0.45%[4]	0.45%	0.45%[4]	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income to average net assets	4.98%[4]	4.27%	4.29%[4]	3.43%	4.18%	5.41%	6.71%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.15%[4]	0.16%	0.22%[4]	0.17%	0.14%	0.05%	0.06%
Portfolio turnover rate	231%	358%	132%	375%	519%	526%	449%

1  The Fund changed its fiscal year end from August 31 to December 31.

2  As required, effective September 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gains and losses per share by $0.01 and increase the ratio of net investment income to average net assets from 5.37% to 5.41%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Financial Highlights

(For an Institutional Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2006	For the Year Ended December 31,	For the Period September 1, 2004 to December 31,	For the Year Ended August 31,
	(unaudited)	2005	2004[1]	2004	2003	2002	2001
Per share data
Net asset value, beginning of period	$9.96	$10.65	$10.38	$10.26	$9.90	$11.84	$14.11
INVESTMENT OPERATIONS
Net investment income	0.39	0.81	0.31	1.01	1.14	1.17	1.40
Net gain (loss) on investments (both realized and unrealized)	(0.15)	(0.55)	0.55	0.72	0.41	(1.94)	(2.21)
Total from investment operations	0.24	0.26	0.86	1.73	1.55	(0.77)	(0.81)
LESS DIVIDENDS
Dividends from net investment income	(0.37)	(0.95)	(0.59)	(1.61)	(1.19)	(1.17)	(1.46)
Net asset value, end of period	$9.83	$9.96	$10.65	$10.38	$10.26	$9.90	$11.84
Total return[2]	2.45%	2.58%	8.43%	18.27%	16.96%	(6.88)%	(5.71)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$32,506	$29,248	$34,842	$32,675	$26,729	$86,846	$98,008
Ratio of expenses to average net assets	0.70%[4]	0.70%	0.70%[4]	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets	7.72%[4]	7.96%	8.30%[4]	8.74%	10.15%	10.15%[3]	11.06%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.67%[4]	0.68%	0.91%[4]	0.95%	0.40%	0.27%	0.30%
Portfolio turnover rate	42%	71%	5%	30%	56%	52%	20%

1  The Fund changed its fiscal year end from August 31 to December 31.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  During the year ended August 31, 2002, the Fund experienced an increase in its interest income of 0.67% as a result of additional accretion income not accrued in prior periods. The Fund's net investment income ratio disclosed above excludes the effect of the increase.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Funds

Notes to Financial Statements

June 30, 2006 (unaudited)

Note 1. Organization

The Credit Suisse Institutional Funds contained in this report are Credit Suisse Institutional Fixed Income Fund ("Fixed Income") and Credit Suisse Global High Yield Fund ("Global High Yield") (each, a "Fund" and collectively, the "Funds"). Each Fund was incorporated under the laws of the State of Maryland on July 31, 1998 and is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended.

Fixed Income and Global High Yield seek high total return as their investment objective.

Fixed Income and Global High Yield are each authorized to offer three classes of shares, Common Class, Advisor Class and Institutional Class shares, although each Fund currently offers only Institutional Class shares.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before each Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Funds may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of

Credit Suisse Institutional Funds

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Funds amortize premium and accrete discount using the effective interest method. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is each Fund's intention to have the Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and

Credit Suisse Institutional Funds

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Funds, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Funds' custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — Each Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. Each Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At June 30, 2006, the Funds had the following open forward foreign currency contracts:

Fixed Income

Forward Foreign Currency Contract	Expiration Date	Foreign Currency To Be Purchased/(Sold)		Contract Amount	Contract Value	Unrealized Gain (Loss)
British Pound	08/09/06		£1,207,000	2,241,062	2,234,390	(6,672)
British Pound	08/09/06		£(1,810,000)	(3,370,433)	(3,350,659)	19,774
Canadian Dollar	08/09/06	C$	1,260,000	$1,141,418	$1,134,381	$(7,037)
European Economic Unit	08/09/06		€824,191	1,040,170	1,056,797	16,627
European Economic Unit	08/09/06		€(2,667,997)	(3,402,391)	(3,420,967)	(18,576)
Japanese Yen	08/09/06		¥252,700,000	2,283,611	2,223,563	(60,048)
Japanese Yen	08/09/06		¥(252,700,000)	(2,264,112)	(2,223,563)	40,549
Norwegian Krone	08/09/06	NKr	6,900,000	1,124,117	1,112,068	(12,049)
Norwegian Krone	08/09/06	NKr	(6,900,000)	(1,101,761)	(1,112,068)	(10,307)
New Zealand Dollar	08/09/06	NZ$	1,760,000	1,097,606	1,071,456	(26,150)
New Zealand Dollar	08/09/06	NZ$	(1,760,000)	(1,104,417)	(1,071,456)	32,961
Russian Ruble	08/09/06	RUB	29,500,000	1,105,283	1,100,490	(4,793)
Swedish Krona	08/09/06	SKr	8,100,000	1,117,796	1,128,387	10,591
Swiss Franc	08/09/06	CHF	1,400,000	1,152,975	1,148,028	(4,947)
Swiss Franc	08/09/06	CHF	(1,400,000)	(1,175,532)	(1,148,028)	27,504
				$(114,608)	$(117,181)	$(2,573)

Credit Suisse Institutional Funds

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

Global High Yield

Forward Foreign Currency Contract	Expiration Date	Foreign Currency To Be Purchased/(Sold)	Contract Amount	Contract Value	Unrealized Gain (Loss)
European Economic Unit	09/26/06	€(619,000)	$(783,252)	$(796,123)	$(12,871)

I) TBA PURCHASE COMMITMENTS — Each Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

J) FUTURES — Each Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, each Fund is required to deposit cash and /or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed.

When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At June 30, 2006, the Fixed Income Fund had the following open futures contracts:

Credit Suisse Institutional Funds

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

Futures Contracts	Number of Contracts	Expiration Date	Contract Amount	Contract Value	Unrealized Appreciation/ (Depreciation)
Federal Republic of Germany 10 Year Bonds Futures	51	9/7/06	$7,569,187	$7,520,148	$(49,039)
Government of Japan 10 Year Bonds Futures	4	9/8/06	4,618,117	4,606,570	(11,547)
U.S. Treasury 2 Year Notes Futures	59	9/29/06	11,957,119	11,964,094	6,975
U.S. Treasury 5 Year Notes Futures	27	9/29/06	2,791,666	2,791,969	303
U.S. Treasury 10 Year Notes Futures	15	9/20/06	1,569,355	1,572,891	3,536
U.S. Treasury 20 Year Bonds Futures	45	9/20/06	4,843,010	4,799,531	(43,479)
			$33,348,454	$33,255,203	$(93,251)
Australia Treasury 10 Year Bonds Futures	(46)	9/15/06	(3,513,093)	(3,472,774)	40,319
Government of Canada 10 Year Bonds Futures	(32)	9/20/06	(3,197,460)	(3,174,679)	22,781
Federal Republic of Germany 10 Year Bonds Futures	(32)	9/7/06	(4,769,190)	(4,718,524)	50,666
UK Treasury Bonds Futures	(27)	9/27/06	(5,491,087)	(5,438,233)	52,854
Government of Japan 10 Year Bonds Futures	(2)	9/8/06	(2,320,064)	(2,303,285)	16,779
			$(19,290,894)	$(19,107,495)	$183,399
			$14,057,560	$14,147,708	$90,148

K) OPTIONS — Each Fund may purchase and write (sell) call and put options on securities, currencies and swap agreements (options on swap agreements are commonly known as "swaptions"). Each Fund may write covered and uncovered put and call options and purchase put and call options for hedging purposes or to increase total return. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid.

When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium received and

Credit Suisse Institutional Funds

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security purchased by the Fund. The risk involved in writing an option is that, if the option is exercised, the underlying security could then be purchased or sold by the Fund at a disadvantageous price. Uncovered options are riskier than covered options because there is no underlying security held by a Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. There is also a risk that the securities on which the option is written may not be available for purchase if the call option is exercised. Uncovered put options have speculative characteristics and the potential loss is substantial.

Exchange-traded options are valued at the last sale price in the market where such contracts are principally traded. OTC equity index options are priced according to the contract specifications (days to expiration, current spot index level, interest rates, dividends, strike price) using the Black-Scholes pricing model, modified for dividends. At June 30, 2006 the Funds had no outstanding options contracts.

L) SWAPS — Each Fund may enter into index swaps for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Funds will enter into index swaps only on a net basis, which means that the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Funds, and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

Each Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap

Credit Suisse Institutional Funds

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. At June 30, 2006 the Funds had no outstanding swap contracts.

M) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by each Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse–advised funds, funds advised by SSB, the Funds' securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Funds to act as the Funds' securities lending agent. The Funds' securities lending arrangement provides that the Funds and SSB will share the net income earned from securities lending activities. During the six months ended June 30, 2006, total earnings from Fixed Income and Global High Yield's investment in cash collateral received in connection with securities lending arrangements was $330,479 and $143,632, respectively, of which $311,660 and $120,348, respectively, was rebated to borrowers (brokers). Fixed Income and Global High Yield retained $13,532 and $16,866 in income, respectively, from the cash collateral investment, and SSB, as lending agent, was paid $5,287 and $6,418, respectively. The Funds may also be entitled to certain minimum amounts of income from their securities lending activities. Securities lending income is accrued as earned.

N) OTHER — Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

Credit Suisse Institutional Funds

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 2. Significant Accounting Policies

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent a Fund invests in junk bonds) each Fund's net asset value.

The Funds may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income is earned or gains are realized.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for each Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from each Fund based on the following fee schedule:

Fund	Annual Rate
Fixed Income	0.375% of average daily net assets
Global High Yield	0.70% of average daily net assets

For the six months ended June 30, 2006, investment advisory fees earned and voluntarily waived for each Fund were as follows:

Fund	Gross Advisory Fee	Waiver	Net Advisory Fee
Fixed Income	$212,206	$(87,427)	$124,779
Global High Yield	102,664	(97,932)	4,732

Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Funds. No compensation is payable by the Funds to CSAMSI for co-administrative services.

Credit Suisse Institutional Funds

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2006, co-administrative services fees earned by SSB (including out-of-pocket expenses) were as follows:

Fund	Co-Administration Fee
Fixed Income	$48,718
Global High Yield	33,725

In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares without compensation.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Funds to provide certain financial printing and fulfillment services. For the six months ended June 30, 2006, Merrill was paid for its services to the Funds as follows:

Fund	Amount
Fixed Income	$174
Global High Yield	174

Note 4. Line of Credit

The Funds, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participate in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At June 30, 2006, the Funds had no loans outstanding under the Credit Facility. During the six months ended June 30, 2006, Global High Yield had borrowings under the Credit Facility as follows:

Fund	Average Daily Loan Balance	Weighted Average Interest Rate%	Maximum Daily Loan Outstanding
Global High Yield	$260,600	5.50%	$346,100

Credit Suisse Institutional Funds

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2006, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

	Investments		U.S. Government and Agency Obligations
Fund	Purchases	Sales	Purchases	Sales
Fixed Income	$271,353,882	$262,810,068	$221,505,284	$222,165,864
Global High Yield	14,926,741	11,895,950	—	—

As of June 30, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were as follows:

Fund	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Fixed Income	$132,695,279	$191,407	$(2,431,464)	$(2,240,057)
Global High Yield	41,513,568	447,025	(2,480,059)	(2,033,034)

Note 6. Capital Share Transactions

Fixed Income and Global High Yield are each authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares for each Fund were as follows:

	Fixed Income Fund
	Institutional Class
	For the Six Months Ended June 30, 2006 (unaudited)	For the Year Ended December 31, 2005
Shares sold	613,683	1,642,152
Shares issued in reinvestment of dividends	194,658	373,726
Shares redeemed	(700,150)	(2,610,905)
Net increase (decrease)	108,191	(595,027)
	Global High Yield Fund
	Institutional Class
	For the Six Months Ended June 30, 2006 (unaudited)	For the Year Ended December 31, 2005
Shares sold	778,234	1,013,992
Shares issued in reinvestment of dividends	108,583	264,279
Shares redeemed	(515,747)	(1,615,317)
Net increase (decrease)	371,070	(337,046)

Credit Suisse Institutional Funds

Notes to Financial Statements (continued)

June 30, 2006 (unaudited)

Note 6. Capital Share Transactions

On June 30, 2006, the number of shareholders that held 5% or more of the outstanding shares of each Fund was as follows:

Fund	Number of Shareholders	Approximate Percentage of Outstanding Shares
Fixed Income	2	93%
Global High Yield	2	86%

Some of the shareholders are omnibus accounts, which hold shares on behalf of several individual shareholders.

Note 7. Contingencies

In the normal course of business, the Funds may provide general indemnifications pursuant to certain contracts and organizational documents. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Institutional Funds

Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse-sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 17, 2006.

Credit Suisse Institutional Funds

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how each Fund voted proxies related to its fund securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Funds' website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, http://www.sec.gov.

Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  INSTFIX-SAR-0606

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.
The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940 (the “Act”)) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE GLOBAL HIGH YIELD FUND, INC.

/s/ Steven B. Plump
Name:	Steven B. Plump
Title:	Chief Executive Officer
Date:	September 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven B. Plump
Name:	Steven B. Plump
Title:	Chief Executive Officer
Date:	September 5, 2006

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 5, 2006